                                    EVERGREEN
(Evergreen icon appears
here.)-------------------------------------------------------------
                               TABLE OF CONTENTS

Letter to Shareholders.................................     1
FUND AT A GLANCE
  Evergreen California Tax Free Fund...................     3
  Evergreen Massachusetts Tax Free Fund................     4
  Evergreen Missouri Tax Free Fund.....................     5
  Evergreen New Jersey Tax Free Income Fund............     6
  Evergreen New York Tax Free Fund.....................     7
  Evergreen Pennsylvania Tax Free Fund.................     8
FINANCIAL HIGHLIGHTS
  Evergreen California Tax Free Fund...................     9
  Evergreen Massachusetts Tax Free Fund................    11
  Evergreen Missouri Tax Free Fund.....................    13
  Evergreen New Jersey Tax Free Income Fund............    15
  Evergreen New York Tax Free Fund.....................    17
  Evergreen Pennsylvania Tax Free Fund.................    19
SCHEDULES OF INVESTMENTS
  Evergreen California Tax Free Fund...................    22
  Evergreen Massachusetts Tax Free Fund................    25
  Evergreen Missouri Tax Free Fund.....................    27
  Evergreen New Jersey Tax Free Income Fund............    29
  Evergreen New York Tax Free Fund.....................    32
  Evergreen Pennsylvania Tax Free Fund.................    35
Statements of Assets and Liabilities...................    38
Statements of Operations...............................    40
Statements of Changes in Net Assets....................    42
Combined Notes to Financial Statements.................    47

                                EVERGREEN FUNDS
Evergreen Funds is one of the nation's fastest growing investment companies with more than $33 billion in assets under management.
With 65 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.
The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

                                    EVERGREEN

--------------------------------------------------------(Evergreen icon appears
                             LETTER TO SHAREHOLDERS      here.)
                                 November 1997

                                (William M. Ennis
                                 picture appears here.)

                                WILLIAM M. ENNIS
Dear Shareholders:
Healthy economic growth and low inflation paved the way for lower interest rates over the six months ending September 30, 1997. The yield on the benchmark 30-year U.S. Treasury fell from 7.10% on March 31, 1997 to 6.40% at the close of the six month fiscal period on September 30, 1997. Though not without short-term periods of investor concerns and price fluctuations, the environment of the past six months stood in stark contrast to that of the year's first quarter. As we closed the last reporting period, the Federal Reserve Board had just raised interest rates in a preemptive effort to thwart inflation.
The economy's lengthy expansion has continued, and through this fiscal period ending September 30, 1997, has been accompanied by only minimal price pressures on municipal bonds. However, the market in general showed more volatility in late October after the end of this reporting period. Despite this volatility, we believe the underlying strength of the U.S. economy remains intact.
Over the past six months of the reporting period, the more sanguine atmosphere established a presence in the fixed-income market. As investors required less of an "inflation premium", interest rates fell. The benefit to municipal investors was twofold. In addition to the price appreciation that resulted from declining interest rates, the quality of municipal credits improved as stronger economic growth generated higher tax revenues. Further, this increased cash flow gave many state and local governments less of a need to issue bonds. For many states, the dynamics of supply and demand changed. Demand remained strong as investors sought improving credit opportunities; but supply was often reduced, which pushed bond prices higher.
In addition to providing tax-advantaged income, municipal bonds offered an attractive total return during this time. The average single-state municipal bond fund generated a total return of 5.97% over the six-month period ending September 30, 1997, according to Lipper Analytical Services, an independent monitor of mutual fund performance. Currently paying approximately 88% of the yield of taxable bonds, we continue to believe that municipal bonds hold a valuable position in a well balanced portfolio.
As we head into the final months of 1997, we look for a continuation of many of the trends we experienced over the past six months covered in this report. We expect economic growth to remain moderate-to-strong; and while we are watchful for signs of a resurgence of inflation, we believe price pressures will stay contained. Many investors express confidence that improvements in technology and productivity have created a new relationship between economic activity and inflation, and that the development of new markets and efficiencies will enable the economy to continue on this course for an extended period of time.
                                       1

                                    EVERGREEN
(Evergreen icon
appears here.)-----------------------------------------------------------------
In the next few weeks and months, you will begin to see some changes which we believe will enhance the investment experience of our shareholders. One change which was effective in November 1997, was the renaming of the Evergreen Keystone fund complex to Evergreen Funds. All of the Keystone America Funds were changed to Evergreen Funds, which includes the state tax free funds within this report. In late October, we mailed a proxy statement explaining a number of proposed changes. We have made these proposals after very serious consideration. We encourage you to review them carefully when you receive the proxy statement.
We appreciate your ongoing support of Evergreen Funds and welcome any suggestions or comments you may have. If you have any questions about these or other issues affecting your investments, please consult your financial adviser or call Evergreen Funds at 1-800-343-2898.

                                         Sincerely,
                                         /s/ William M. Ennis
                                         WILLIAM M. ENNIS
                                         MANAGING DIRECTOR

                                    EVERGREEN
                             CALIFORNIA TAX FREE FUND
                                                      (Evergreen California
------------------------------------------------------State icon appears here.)

                                FUND AT A GLANCE
                            As of September 30, 1997

PERFORMANCE

-----------------------------------------------------------------------------------------------------------------------

                                                              AVERAGE ANNUALIZED
                                     1 YEAR                     TOTAL RETURNS1            CUMULATIVE
                          ----------------------------    ---------------------------    TOTAL RETURN
SHARE      INCEPTION      WITHOUT SALES    WITH SALES                        SINCE           SINCE           6-MONTH
CLASS         DATE           CHARGE          CHARGE          3 YEARS       INCEPTION       INCEPTION      DISTRIBUTION
-----------------------------------------------------------------------------------------------------------------------

  A          2/1/94           8.35%           3.21%           5.95%          3.51%          13.49%            $0.23
  B          2/1/94           7.46%           2.46%           5.99%          3.53%          13.56%            $0.19
  C          2/1/94           7.47%           6.47%           6.87%          4.19%          16.25%            $0.19
-----------------------------------------------------------------------------------------------------------------------

1Adjusted for maximum sales charge as applicable.
CURRENT STRATEGY
-------------------------------------------------------------------------------

(George       California's economic expansion continues to show strength. The
Kimball       state has experienced a significant turnaround from its severe
picture       recession of 1990-1993. Financial operations have improved
appears       considerably, although we are cautious that California remains
here.)        vulnerable to a future economic downturn. In this environment,
GEORGE        your Fund maintained its focus on total return and income by
KIMBALL       investing in bonds with longer maturities. These bonds experienced
VICE          greater price appreciation than bonds with shorter maturities when
PRESIDENT,    interest rates declined and typically carried higher coupons. We
PORTFOLIO     emphasized income by selectively investing in higher-yielding
MANAGER       industrial revenue bonds, primarily in the solid waste, pollution control and hospital sectors. To benefit from the state's improving credit situation, we also concentrated on local general obligation bonds. For the 12-month period ended September 30, 1997, the Fund's class A shares ranked 14 out of the 25 insured
              California municipal debt funds followed by Lipper Analytical
              Services, an independent mutual fund rating company.2


GROWTH OF INVESTMENT


Growth of an investment in Evergreen
California Tax Free Fund-Class A


(Chart appears here. Plot points listed below.)

In Thousands

                         2/94     3/94     3/95     3/96     3/97     9/97
Dividend Reinvestment   9,525    8,963    9,463    10,220   10,671   11,349
Initial Investment      9,525    8,877    8,858     9,077    8,992    9,344

Total Value $11,349

A $10,000 investment in Evergreen California Tax Free Fund-
Class A, made at the Fund's inception on February 1, 1994, with all distributions reinvested was worth $11,349 on September 30, 1997. Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in the different classes.



PORTFOLIO CHARACTERISTICS
----------------------------------------------------------------
Total Net Assets:                $26,796,118
Average Credit Quality:          AAA
Average Maturity:                17.72 years
Average Duration:                9.04 years

                             PORTFOLIO COMPOSITION
                        (AS A PERCENTAGE OF NET ASSETS)

(Graph appears here. Plot points listed below.)

Other assets and liabilities (net)        4.8%
Health                                    7.4%
Utility                                   8.0%
Transportation                            8.5%
General Obligation                        9.3%
Housing                                   9.7%
Water & Sewer                            10.0%
Industrial Development                   14.8%
Public Facilities                        27.5%


                               PORTFOLIO QUALITY
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Graph appears here. Plot points listed below.)

A        5.6%
AAA     94.4%

2THE RANKINGS ARE BASED ON TOTAL RETURN AND DO NOT INCLUDE THE EFFECT OF A SALES
 CHARGE.
                                       3

                                    EVERGREEN
                           MASSACHUSETTS TAX FREE FUND
(Evergreen Massachusetts map icon
appears here.)
---------------------------------------------


                                FUND AT A GLANCE
                            As of September 30, 1997

PERFORMANCE

-----------------------------------------------------------------------------------------------------------------------

                                                              AVERAGE ANNUALIZED
                                     1 YEAR                     TOTAL RETURNS1            CUMULATIVE
                          ----------------------------    ---------------------------    TOTAL RETURN
SHARE      INCEPTION      WITHOUT SALES    WITH SALES                        SINCE           SINCE           6-MONTH
CLASS         DATE           CHARGE          CHARGE          3 YEARS       INCEPTION       INCEPTION      DISTRIBUTION
-----------------------------------------------------------------------------------------------------------------------
  A          2/4/94           9.82%           4.60%           6.12%          3.07%          11.72%            $0.22
  B          2/4/94           9.04%           4.04%           6.17%          3.03%          11.54%            $0.18
  C          2/4/94           9.05%           8.05%           7.08%          3.72%          14.30%            $0.18
-----------------------------------------------------------------------------------------------------------------------

1Adjusted for maximum sales charge as applicable.
CURRENT STRATEGY
--------------------------------------------------------------------------------

(George       The Commonwealth of Massachusetts continued to experience strong
Kimball       economic growth and solid financial operations. In fact, for the
picture       twelve month period ending August 31, 1997, the Commonwealth's
appears       economy grew the fastest of all the New England states. In this
here.)        environment, we focused on total return and income, investing
GEORGE        your Fund in bonds with longer maturities. These bonds
KIMBALL       experienced greater price appreciation than bonds with shorter
VICE          maturities when interest rates were falling and typically carried
PRESIDENT,    higher coupons. The Fund's heaviest sector weightings were in
PORTFOLIO     local general obligation bonds, transportation, and health and
MANAGER       hospitals. This enabled us to capitalize on the state's favorable outlook, emphasize income and take advantage of selective credit opportunities. For the 12-month period ended September 30, 1997, your Fund's class A shares ranked in the top 20%, 4 out of 52
              Massachusetts municipal bond funds followed by Lipper Analytical
              Services, an independent mutual fund rating company.2
---------------------------------------------------------------------------
                                GROWTH OF INVESTMENT


Growth of an investment in Evergreen
Massachussetts Tax Free Fund-Class A

(Chart appears here. Plot points listed below.)

In Thousands

                         2/94     3/94     3/95     3/96     3/97     9/97
Dividend Reinvestment   9,525    8,821    9,370    9,993    10,485   11,172
Initial Investment      9,525    8,734    8,753    8,849     8,792    9,154

Total Value $11,172

A $10,000 investment in Evergreen Massachussetts Tax Free
Fund-Class A, made at the Fund's inception on February 4, 1994, with all distributions reinvested was worth $11,172 on September 30, 1997. Past performance is no Guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in the different classes.


PORTFOLIO CHARACTERISTICS
----------------------------------------------------------------
Total Net Assets:                $11,218,752
Average Credit Quality:          AA+
Average Maturity:                15 years
Average Duration:                7.36 years

                             PORTFOLIO COMPOSITION
                        (AS A PERCENTAGE OF NET ASSETS)

(Graph appears here. Plot points listed below.)

Other assets and
liabilities (net)                3.7%
General Obligation               4.7%
Water & Sewer                    5.1%
Housing                          5.7%
Education                        8.2%
Pollution Control               10.2%
Hospitals/Health Care           17.8%
Transportation                  21.8%
County/City/School District     22.8%

                               PORTFOLIO QUALITY
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Graph appears here. Plot points listed below.)

BBB          4.9%
AA           5.0%
A           29.5%
AAA         60.6%

2THE RANKINGS ARE BASED ON TOTAL RETURN AND DO NOT INCLUDE THE EFFECT OF A SALES
 CHARGE.
                                       4

                                    EVERGREEN
                              MISSOURI TAX FREE FUND

                                                (Evergreen Missouri State icon
------------------------------------------------ appears here.)

                                FUND AT A GLANCE
                            As of September 30, 1997

PERFORMANCE

-----------------------------------------------------------------------------------------------------------------------

                                                              AVERAGE ANNUALIZED
                                     1 YEAR                     TOTAL RETURNS1            CUMULATIVE
                          ----------------------------    ---------------------------    TOTAL RETURN
SHARE      INCEPTION      WITHOUT SALES    WITH SALES                        SINCE           SINCE           6-MONTH
CLASS         DATE           CHARGE          CHARGE          3 YEARS       INCEPTION       INCEPTION      DISTRIBUTION
-----------------------------------------------------------------------------------------------------------------------
  A          2/1/94           9.52%           4.31%           6.42%          4.17%          16.15%            $0.24
  B          2/1/94           8.68%           3.68%           6.46%          4.02%          15.56%            $0.20
  C          2/1/94           8.80%           7.80%           7.36%          4.72%          18.42%            $0.20
-----------------------------------------------------------------------------------------------------------------------

1Adjusted for maximum sales charge as applicable.
CURRENT STRATEGY
--------------------------------------------------------------------------------

(George      Missouri's financial health remains strong, with sound revenue
Kimball      growth and a low debt burden. Gains in health care, computer
picture      services and retail have helped diversify an already solid economy.
appears      Your Fund maintained its orientation towards total return and
here.)       income. We primarily invested in bonds with longer maturities,
GEORGE       which outperformed those with shorter maturities when interest
KIMBALL      rates fell. Typically, they also carried higher coupons, which
VICE         benefited the Fund's income. We took advantage of selected
PRESIDENT,  higher-yielding opportunities, particularly in the health and
PORTFOLIO    hospital sector, to further enhance income. For the 12-month period
MANAGER      ended September 30, 1997, your Fund's class A shares ranked number
             1 out of 22 of the Missouri municipal bond funds followed by Lipper
             Analytical Services, an independent mutual fund rating company.2
--------------------------------------------------------------------------------
                              GROWTH OF INVESTMENT


Growth of an investment in Evergreen
Missouri Tax Free Fund-Class A

(Chart appears here. Plot points listed below.)

In Thousands

                         2/94     3/94     3/95     3/96     3/97     9/97
Dividend Reinvestment   9,525    9,068    9,544    10,326   10,865   11,615
Initial Investment      9,525    8,982    8,934     9,182    9,182    9,582

Total Value $11,615

A $10,000 investment in Evergreen Missouri Tax Free Fund-
Class A, made at the Fund's inception on February 1, 1994, with all distributions reinvested was worth $11,615 on September 30, 1997. Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in the different classes.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------------
Total Net Assets:                $26,617,670
Average Credit Quality:          AA+
Average Maturity:                18 years
Average Duration:                7.85 years

                             PORTFOLIO COMPOSITION
                        (AS A PERCENTAGE OF NET ASSETS)

(Graph appears here. Plot points listed below.)

Other assets and
liabilities (net)                     1.8%
Water & Sewer                         4.2%
State General Obligations             5.7%
Transportation                        7.2%
Housing                               7.6%
Education                             9.1%
Utility                               9.8%
Local General Obligations             9.9%
Public Facilities                    12.6%
Industrial Development               14.9%
Hospitals/Health Care                17.2%


                               PORTFOLIO QUALITY
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Graph appears here. Plot points listed below.)

NR                   4.2%
BAA                  5.0%
A                   14.8%
AA                  18.0%
AAA                 58.0%

2THE RANKINGS ARE BASED ON TOTAL RETURN AND DO NOT INCLUDE THE EFFECT OF A SALES
 CHARGE.
                                       5

                                    EVERGREEN
                         NEW JERSEY TAX FREE INCOME FUND

(Evergreen New Jersey map
icon appears here.)----------------------------------------------------------


                                FUND AT A GLANCE
                            As of September 30, 1997

PERFORMANCE

-----------------------------------------------------------------------------------------------------------------------

                                     1 YEAR                    AVERAGE ANNUALIZED TOTAL RETURNS1           CUMULATIVE
                          ----------------------------    --------------------------------------------    TOTAL RETURN
SHARE      INCEPTION      WITHOUT SALES    WITH SALES                                         SINCE           SINCE
CLASS         DATE           CHARGE          CHARGE          3 YEARS          5 YEARS       INCEPTION       INCEPTION
-----------------------------------------------------------------------------------------------------------------------
  A         7/16/91           7.29%           2.20%           5.91%            5.49%          6.43%          47.35%
  B         1/30/96           6.32%           1.32%            --               --            1.74%           2.92%
  Y          2/8/96           7.38%            --              --               --            4.67%           7.80%
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------

SHARE      6-MONTH
CLASS   DISTRIBUTION
------
  A         $0.27
  B         $0.22
  Y         $0.27
------

1Adjusted for maximum sales charge as applicable.
CURRENT STRATEGY
--------------------------------------------------------------------------------

(Jocelyn     For the six-month period, Evergreen New Jersey Tax Free Income
Turner       Fund class A shares provided a total return of 5.43%, class B
picture      shares returned 4.95%, and class Y shares returned 5.47%. These
appears      returns are unadjusted for any sales charge, if applicable. In
here.)       response to falling interest rates, we actively lengthened the
JOCELYN      Fund's duration during the first half of the fiscal year, from
TURNER       8.36 years to 9.46 years. Spreads-- or the difference between
VICE         yields-- narrowed considerably between higher-rated and
PRESIDENT,   lower-rated bonds, especially during July and August. We took
PORTFOLIO    full advantage of this market shift by increasing our weighting
MANAGER      of solid, higher-rated municipal bonds. In addition, we added a number of non-callable bonds, a move designed to benefit from falling rates. The portfolio's current structure should position it to capitalize upon economic themes of solid growth, low interest rates and subdued inflation. Going forward, we will continue to monitor the market for new issues and emerging opportunities in an effort to strengthen the portfolio and enhance return.
--------------------------------------------------------------------------------
                              GROWTH OF INVESTMENT

Growth of an investment in Evergreen
New Jersey Tax Free Income Fund-Class A

(Chart appears here. Plot points listed below.)

In Thousands


                         7/91     3/92     3/93     3/94     3/95     3/96     3/97     9/97
Dividend Reinvestment   9,525    10,074   11,415   11,661   12,449   13,352   13,977   14,735
Initial Investment      9,525     9,658   10,325    9,992   10,087   10,277   10,230   10,525

Total Value $14,735


A $10,000 investment in Evergreen New Jersey Tax Free Income Fund-Class A, made at the Fund's inception on July 16, 1991, with all distributions reinvested was worth $14,735 on September 30, 1997. Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in the different classes.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------------
Total Net Assets:                $52,425,052
Average Credit Quality:          AA
Average Maturity:                19.1 years
Average Duration:                9.46 years

                             PORTFOLIO COMPOSITION
                        (AS A PERCENTAGE OF NET ASSETS)

(Graph appears here. Plot points listed below.)

Industrial Development                 2.5%
Other assets
and liabilities (net)                  3.0%
Water & Sewer                          6.6%
General Obligation-State               6.9%
Education                              9.0%
Local Obligation                      10.8%
Health                                11.1%
Public Facilities                     13.6%
Utility                               14.7%
Transportation                        21.8%


                               PORTFOLIO QUALITY
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Graph appears here. Plot points listed below.)

A                                 11.4%
AA                                15.2%
AAA                               73.4%

                                    EVERGREEN
                              NEW YORK TAX FREE FUND

                                                    (Evergreen New York map icon
----------------------------------------------------appears here.)

                                FUND AT A GLANCE
                            As of September 30, 1997

PERFORMANCE

-----------------------------------------------------------------------------------------------------------------------

                                                              AVERAGE ANNUALIZED
                                     1 YEAR                     TOTAL RETURNS1            CUMULATIVE
                          ----------------------------    ---------------------------    TOTAL RETURN
SHARE      INCEPTION      WITHOUT SALES    WITH SALES                        SINCE           SINCE           6-MONTH
CLASS         DATE           CHARGE          CHARGE          3 YEARS       INCEPTION       INCEPTION      DISTRIBUTION
-----------------------------------------------------------------------------------------------------------------------
  A          2/4/94           9.32%           4.13%           6.68%          4.13%          15.97%            $0.23
  B          2/4/94           8.36%           3.36%           6.75%          4.03%          15.56%            $0.19
  C          2/4/94           8.47%           7.47%           7.61%          4.73%          18.43%            $0.19
-----------------------------------------------------------------------------------------------------------------------

1Adjusted for maximum sales charge as applicable.
CURRENT STRATEGY
--------------------------------------------------------------------------------

(George       New York municipal bonds was one of the best-performing sectors
Kimball       within the tax-exempt market over the past six months. Although
picture       the state's economy has underperformed that of the nation
appears       throughout the decade and unemployment has been high, strong
here.)        growth in personal income has generated higher state income taxes.
GEORGE        New York City, in particular, benefited from the substantial gains
KIMBALL       produced on Wall Street. Your Fund capitalized on this market by
VICE          using several strategies. To maximize total return, we emphasized
PRESIDENT,    bonds with longer maturities, many of which were non-callable.
PORTFOLIO     These bonds produced greater price appreciation than bonds with
MANAGER       short maturities when interest rates declined. We also focused on bonds with high coupons. To capture the benefits of improving credit situations, we invested 36.7% of the portfolio in uninsured bonds. For the 12-month period ended September 30, 1997, your
              Fund's class A shares ranked number 1 out of 15 New York municipal debt funds tracked by Lipper Analytical Services, an independent mutual fund rating company.2
--------------------------------------------------------------------------------
                              GROWTH OF INVESTMENT

Growth of an investment in Evergreen
New York Tax Free Fund-Class A

(Chart appears here. Plot points listed below.)

In Thousands

                         2/94     3/94     3/95     3/96     3/97     9/97

Dividend Reinvestment   9,525    8,963    9,597    10,340   10,844   11,597
Initial Investment      9,525    8,877    8,992     9,211    9,182    9,592


Total Value $11,597

A $10,000 investment in Evergreen New York Tax Free Fund--Class A, made at the Fund's inception on February 4, 1994, with all distributions reinvested was worth $11,597 on September 30, 1997. Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in the different classes.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------------
Total Net Assets:                $24,211,911
Average Credit Quality:          AAA
Average Maturity:                16 years
Average Duration:                7.28 years

                             PORTFOLIO COMPOSITION
                        (AS A PERCENTAGE OF NET ASSETS)

(Graph appears here. Plot points listed below.)


Housing                              6.1%
Education and
other assets
and liabilities (net)                6.5%
Health                               8.2%
Industrial Development              11.0%
Water & Sewer                       12.2%
Public Facilities                   13.2%
Transportation                      15.4%
General Obligation                  27.4%





                               PORTFOLIO QUALITY
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Graph appears here. Plot points listed below.)

BAA                               7.0%
AA                                7.4%
AAA                              85.6%

2THE RANKINGS ARE BASED ON TOTAL RETURN AND DO NOT INCLUDE THE EFFECT OF A SALES
 CHARGE.
                                       7

                                    EVERGREEN
                            PENNSYLVANIA TAX FREE FUND

(Evergreen Pennsylvania State icon
appears here.)----------------------------------------------------------------

                                FUND AT A GLANCE
                            As of September 30, 1997

PERFORMANCE

-----------------------------------------------------------------------------------------------------------------------

                                     1 YEAR                    AVERAGE ANNUALIZED TOTAL RETURNS1           CUMULATIVE
                          ----------------------------    --------------------------------------------    TOTAL RETURN
SHARE      INCEPTION      WITHOUT SALES    WITH SALES                                         SINCE           SINCE
CLASS         DATE           CHARGE          CHARGE          3 YEARS          5 YEARS       INCEPTION       INCEPTION
-----------------------------------------------------------------------------------------------------------------------
  A         12/27/90          9.09%           3.91%           6.10%            5.68%          7.58%          64.00%
  B          2/1/93           8.20%           3.20%           6.15%             --            5.26%          27.05%
  C          2/1/93           8.18%           7.18%           7.04%             --            5.62%          29.08%
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------

SHARE      6-MONTH
CLASS   DISTRIBUTION
------
  A         $0.27
  B         $0.23
  C         $0.23
------

1Adjusted for maximum sales charge as applicable.
CURRENT STRATEGY
--------------------------------------------------------------------------------
(Betsy       Although Pennsylvania's economy has consistently showed less
Hutchings    strength than that of the nation, its service sector has been
picture      strong and growing. The Commonwealth's financial health also has
appears      improved over the past few years, due to higher-than-expected
here.)       revenues and a manageable debt burden. With this as a backdrop,
BETSY        your Fund concentrated on building total return and income, as
HUTCHINGS    well as improving quality. We emphasized bonds with longer
SENIOR       maturities, many of which were non-callable. Bonds with longer
VICE         maturities outperformed those with shorter maturities when
PRESIDENT,   interest rates declined, and also typically carried higher
HEAD,        coupons. We also reduced the Fund's holdings in lower-rated bonds.
MUNICIPAL    We reinvested the proceeds in higher-rated bonds, believing they
BOND GROUP   represented better relative value. For the 12-month period ended
             September 30, 1997, your Fund's  class A shares ranked 10 out of
             62 of the Pennsylvania municipal bond funds followed by Lipper
             Analytical Services, an independent mutual fund rating company.2
--------------------------------------------------------------------------------
                              GROWTH OF INVESTMENT

Growth of an investment in Evergreen
Pennsylvania Tax Free Fund-Class A

In Thousands


                         12/90     3/91      3/92     3/93     3/94     3/95     3/96     3/97     9/97
Dividend Reinvestment   9,525     9,941     11,141   12,622   12,948   13,584   14,627   15,402   16,400
Initial Investment      9,525     9,763     10,201   10,878   10,487   10,392   10,620   10,611   11,030

Total Value $16,400

A $10,000 investment in Evergreen Pennsylvania Tax Free Fund--Class A, made at the Fund's inception on December 27, 1990, with all distributions reinvested was worth $16,400 on September 30, 1997. Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in the different classes.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------------
Total Net Assets:                $69,546,172
Average Credit Quality:          AA+
Average Maturity:                17 years
Average Duration:                6.78 years

                             PORTFOLIO COMPOSITION
                        (AS A PERCENTAGE OF NET ASSETS)

(Graph appears here. Plot points listed below.)

Transportation                      5.9%
Public Facilities                   6.1%
Education                           7.0%
Housing                             9.8%
General Obligations                10.6%
Water & Sewer                      10.8%
Health                             13.8%
Industrial Development             14.9%
Other assets
and liabilities (net)              21.1%



                               PORTFOLIO QUALITY
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Graph appears here. Plot points listed below.)

A                                 1.6%
NR                                2.9%
BAA                              13.4%
AA                               14.2%
AAA                              67.9%


2THE RANKINGS ARE BASED ON TOTAL RETURN AND DO NOT INCLUDE THE EFFECT OF A SALES
 CHARGE.
                                       8

                                    EVERGREEN
                             CALIFORNIA TAX FREE FUND

                                                       (Evergreen California
------------------------------------------------------ State icon appears here.)

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS                               YEAR ENDED           FEBRUARY 1, 1994
                                                     ENDED             FOUR MONTHS         NOVEMBER 30,          (COMMENCEMENT OF
                                               SEPTEMBER 30, 1997         ENDED         -------------------       OPERATIONS) TO
                                                  (UNAUDITED)        MARCH 31, 1997*     1996         1995       NOVEMBER 30, 1994
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........         $ 9.44              $  9.73        $ 9.86       $ 8.70           $ 10.00
                                                     ------          ---------------    ------       ------            ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.......................           0.23                 0.16          0.48         0.49              0.44
Net realized and unrealized gain (loss) on
  investments and futures contracts.........           0.37                (0.28)        (0.11)        1.17             (1.30)
                                                     ------          ---------------    ------       ------            ------
Total from investment operations............           0.60                (0.12)         0.37         1.66             (0.86)
                                                     ------          ---------------    ------       ------            ------
LESS DISTRIBUTIONS FROM
Net investment income.......................          (0.23)               (0.16)        (0.48)       (0.47)            (0.44)
In excess of net investment income..........              0                (0.01)        (0.02)       (0.03)                0
                                                     ------          ---------------    ------       ------            ------
Total distributions.........................          (0.23)               (0.17)        (0.50)       (0.50)            (0.44)
                                                     ------          ---------------    ------       ------            ------
NET ASSET VALUE END OF PERIOD...............         $ 9.81              $  9.44        $ 9.73       $ 9.86           $  8.70
                                                     ------          ---------------    ------       ------            ------
Total return (b)............................           6.36%               (1.29%)        3.99%       19.63%            (8.78%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses............................           0.76%(a)             0.77%(a)      0.77%        0.72%             0.41%(a)
  Total expenses excluding indirectly paid
    expenses................................           0.75%(a)             0.75%(a)      0.75%        0.69%               --
  Total expenses excluding waivers and/or
    reimbursements..........................           1.06%(a)             1.24%(a)      1.19%        1.31%             1.66%(a)
  Net investment income.....................           4.78%(a)             4.91%(a)      5.06%        5.37%             5.53%(a)
Portfolio turnover rate.....................             52%                  39%          120%         119%              104%
NET ASSETS END OF PERIOD (THOUSANDS)........         $4,055              $ 4,192        $4,759       $4,555           $ 3,006

(a) Annualized.
(b) Excluding applicable sales charges.
 * The Fund changed its fiscal year end from November 30 to March 31.

                                                 SIX MONTHS                                YEAR ENDED            FEBRUARY 1, 1994
                                                   ENDED             FOUR MONTHS          NOVEMBER 30,           (COMMENCEMENT OF
                                             SEPTEMBER 30, 1997         ENDED         ---------------------       OPERATIONS) TO
                                                (UNAUDITED)        MARCH 31, 1997*     1996          1995        NOVEMBER 30, 1994
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD.......        $   9.40             $  9.69        $  9.82       $  8.68           $ 10.00
                                                   -------         ---------------    -------       -------           -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.....................            0.19                0.13           0.41          0.44              0.40
Net realized and unrealized gain (loss) on
  investments and futures contracts.......            0.36               (0.28)         (0.11)         1.17             (1.28)
                                                   -------         ---------------    -------       -------           -------
Total from investment operations..........            0.55               (0.15)          0.30          1.61             (0.88)
                                                   -------         ---------------    -------       -------           -------
LESS DISTRIBUTIONS FROM
Net investment income.....................           (0.19)              (0.13)         (0.41)        (0.44)            (0.40)
In excess of net investment income........               0               (0.01)         (0.02)        (0.03)            (0.04)
                                                   -------         ---------------    -------       -------           -------
Total distributions.......................           (0.19)              (0.14)         (0.43)        (0.47)            (0.44)
                                                   -------         ---------------    -------       -------           -------
NET ASSET VALUE END OF PERIOD.............        $   9.76             $  9.40        $  9.69       $  9.82           $  8.68
                                                   -------         ---------------    -------       -------           -------
Total return (b)..........................            5.87%              (1.54%)         3.23%        18.95%            (9.00%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses..........................            1.51%(a)            1.52%(a)       1.52%         1.48%             1.16%(a)
  Total expenses excluding indirectly paid
    expenses..............................            1.51%(a)            1.50%(a)       1.50%         1.45%               --
  Total expenses excluding waivers and/or
    reimbursements........................            1.81%(a)            1.99%(a)       1.94%         2.07%             2.36%(a)
  Net investment income...................            4.03%(a)            4.16%(a)       4.31%         4.57%             4.83%(a)
Portfolio turnover rate...................              52%                 39%           120%          119%              104%
NET ASSETS END OF PERIOD (THOUSANDS)......        $ 20,866             $21,794        $22,719       $22,743           $11,415

(a) Annualized.
(b) Excluding applicable sales charges.
 * The Fund changed its fiscal year end from November 30 to March 31.
                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       9

                                    EVERGREEN
                             CALIFORNIA TAX FREE FUND

(Evergreen California State
icon appears here.)----------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS                               YEAR ENDED           FEBRUARY 1, 1994
                                                     ENDED             FOUR MONTHS         NOVEMBER 30,          (COMMENCEMENT OF
                                               SEPTEMBER 30, 1997         ENDED         -------------------       OPERATIONS) TO
                                                  (UNAUDITED)        MARCH 31, 1997*     1996         1995       NOVEMBER 30, 1994
----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........         $ 9.38              $  9.68        $ 9.80       $ 8.68           $ 10.00
                                                     ------          ---------------    ------       ------            ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.......................           0.19                 0.14          0.41         0.43              0.39
Net realized and unrealized gain (loss) on
  investments and futures contracts.........           0.37                (0.30)        (0.10)        1.15             (1.29)
                                                     ------          ---------------    ------       ------            ------
Total from investment operations............           0.56                (0.16)         0.31         1.58             (0.90)
                                                     ------          ---------------    ------       ------            ------
LESS DISTRIBUTIONS FROM
Net investment income.......................          (0.19)               (0.13)        (0.41)       (0.43)            (0.39)
In excess of net investment income..........              0                (0.01)        (0.02)       (0.03)            (0.03)
                                                     ------          ---------------    ------       ------            ------
Total distributions.........................          (0.19)               (0.14)        (0.43)       (0.46)            (0.42)
                                                     ------          ---------------    ------       ------            ------
NET ASSET VALUE END OF PERIOD...............         $ 9.75              $  9.38        $ 9.68       $ 9.80           $  8.68
                                                     ------          ---------------    ------       ------            ------
Total return (b)............................           5.99%               (1.64%)        3.34%       18.69%            (9.08%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses............................           1.51%(a)             1.52%(a)      1.52%        1.49%             1.16%(a)
  Total expenses excluding indirectly paid
    expenses................................           1.51%(a)             1.50%(a)      1.50%        1.46%               --
  Total expenses excluding waivers and/or
    reimbursements..........................           1.81%(a)             1.99%(a)      1.94%        2.07%             2.38%(a)
  Net investment income.....................           4.02%(a)             4.16%(a)      4.31%        4.51%             4.96%(a)
Portfolio turnover rate.....................             52%                  39%          120%         119%              104%
NET ASSETS END OF PERIOD (THOUSANDS)........         $1,876              $ 1,849        $1,521       $1,535           $   624

(a) Annualized.
(b) Excluding applicable sales charges.
 * The Fund changed its fiscal year end from November 30 to March 31.
                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       10

                                    EVERGREEN
                           MASSACHUSETTS TAX FREE FUND

                                                       (Evergreen Massachusetts
-------------------------------------------------------State icon appears here.)

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        SIX MONTHS                                                FEBRUARY 4, 1994
                                                          ENDED                   YEAR ENDED MARCH 31,            (COMMENCEMENT OF
                                                    SEPTEMBER 30, 1997      --------------------------------       OPERATIONS) TO
                                                       (UNAUDITED)           1997         1996         1995        MARCH 31, 1994
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD..............         $ 9.23            $ 9.29       $ 9.19       $ 9.17           $10.00
                                                          ------            ------       ------       ------           ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income............................           0.23              0.47         0.51         0.53             0.08
Net realized and unrealized gain (loss) on
  investments and futures contracts..............           0.36             (0.03)        0.09         0.02            (0.82)
                                                          ------            ------       ------       ------           ------
Total from investment operations.................           0.59              0.44         0.60         0.55            (0.74)
                                                          ------            ------       ------       ------           ------
LESS DISTRIBUTIONS FROM
Net investment income............................          (0.22)            (0.47)       (0.48)       (0.53)           (0.08)
In excess of net investment income...............              0             (0.03)       (0.02)           0            (0.01)
                                                          ------            ------       ------       ------           ------
Total distributions..............................          (0.22)            (0.50)       (0.50)       (0.53)           (0.09)
                                                          ------            ------       ------       ------           ------
NET ASSET VALUE END OF PERIOD....................         $ 9.60            $ 9.23       $ 9.29       $ 9.19           $ 9.17
                                                          ------            ------       ------       ------           ------
Total return (b).................................           6.55%             4.92%        6.64%        6.23%           (7.40%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses.................................           0.75%(a)          0.76%        0.75%        0.46%            0.35%(a)
  Total expenses excluding indirectly paid
    expenses.....................................           0.74%(a)          0.75%        0.74%          --               --
  Total expenses excluding waivers and/or
    reimbursements...............................           1.33%(a)          1.58%        1.59%        1.93%            3.22%(a)
  Net investment income..........................           4.80%(a)          5.19%        5.36%        5.90%            5.07%(a)
Portfolio turnover rate..........................             57%              110%         165%          77%               7%
NET ASSETS END OF PERIOD (THOUSANDS).............         $2,126            $2,063       $1,786       $1,974           $1,472

(a) Annualized.
(b) Excluding applicable sales charges.

                                                        SIX MONTHS                                                FEBRUARY 4, 1994
                                                          ENDED                   YEAR ENDED MARCH 31,            (COMMENCEMENT OF
                                                    SEPTEMBER 30, 1997      --------------------------------       OPERATIONS) TO
                                                       (UNAUDITED)           1997         1996         1995        MARCH 31, 1994
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD..............         $ 9.17            $ 9.22       $ 9.15       $ 9.19           $10.00
                                                          ------            ------       ------       ------           ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income............................           0.19              0.41         0.43         0.48             0.08
Net realized and unrealized gain (loss) on
  investments and futures contracts..............           0.36             (0.03)        0.09        (0.01)           (0.80)
                                                          ------            ------       ------       ------           ------
Total from investment operations.................           0.55              0.38         0.52         0.47            (0.72)
                                                          ------            ------       ------       ------           ------
LESS DISTRIBUTIONS FROM
Net investment income............................          (0.18)            (0.41)       (0.43)       (0.47)           (0.07)
In excess of net investment income...............              0             (0.02)       (0.02)       (0.04)           (0.02)
                                                          ------            ------       ------       ------           ------
Total distributions..............................          (0.18)            (0.43)       (0.45)       (0.51)           (0.09)
                                                          ------            ------       ------       ------           ------
NET ASSET VALUE END OF PERIOD....................         $ 9.54            $ 9.17       $ 9.22       $ 9.15           $ 9.19
                                                          ------            ------       ------       ------           ------
Total return (b).................................           6.07%             4.25%        5.77%        5.41%           (7.20%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses.................................           1.50%(a)          1.51%        1.49%        1.24%            1.10%(a)
  Total expenses excluding indirectly paid
    expenses.....................................           1.50%(a)          1.50%        1.48%          --               --
  Total expenses excluding waivers and/or
    reimbursements...............................           2.09%(a)          2.35%        2.38%        2.68%            4.60%(a)
  Net investment income..........................           4.04%(a)          4.45%        4.60%        5.15%            3.23%(a)
Portfolio turnover rate..........................             57%              110%         165%          77%               7%
NET ASSETS END OF PERIOD (THOUSANDS).............         $7,255            $7,803       $7,274       $6,169           $1,817

(a) Annualized.
(b) Excluding applicable sales charges.
                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       11

                                    EVERGREEN
                           MASSACHUSETTS TAX FREE FUND

(Evergreen Massachusetts State icon
appears here.)-------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        SIX MONTHS                                                FEBRUARY 4, 1994
                                                          ENDED                   YEAR ENDED MARCH 31,            (COMMENCEMENT OF
                                                    SEPTEMBER 30, 1997      --------------------------------       OPERATIONS) TO
                                                       (UNAUDITED)           1997         1996         1995        MARCH 31, 1994
----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD..............         $ 9.16            $ 9.22       $ 9.14       $ 9.19           $10.00
                                                          ------            ------       ------       ------           ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income............................           0.18              0.41         0.43         0.48             0.08
Net realized and unrealized gain (loss) on
  investments and futures contracts..............           0.37             (0.04)        0.10        (0.02)           (0.80)
                                                          ------            ------       ------       ------           ------
Total from investment operations.................           0.55              0.37         0.53         0.46            (0.72)
                                                          ------            ------       ------       ------           ------
LESS DISTRIBUTIONS FROM
Net investment income............................          (0.18)            (0.41)       (0.43)       (0.47)           (0.07)
In excess of net investment income...............              0             (0.02)       (0.02)       (0.04)           (0.02)
                                                          ------            ------       ------       ------           ------
Total distributions..............................          (0.18)            (0.43)       (0.45)       (0.51)           (0.09)
                                                          ------            ------       ------       ------           ------
NET ASSET VALUE END OF PERIOD....................         $ 9.53            $ 9.16       $ 9.22       $ 9.14           $ 9.19
                                                          ------            ------       ------       ------           ------
Total return (b).................................           6.19%             4.14%        5.89%        5.20%           (7.21%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses.................................           1.50%(a)          1.51%        1.49%        1.23%            1.10%(a)
  Total expenses excluding indirectly paid
    expenses.....................................           1.49%(a)          1.50%        1.48%          --               --
  Total expenses excluding waivers and/or
    reimbursements...............................           2.08%(a)          2.36%        2.39%        2.68%            4.91%(a)
  Net investment income..........................           4.06%(a)          4.46%        4.60%        5.11%            4.28%(a)
Portfolio turnover rate..........................             57%              110%         165%          77%               7%
NET ASSETS END OF PERIOD (THOUSANDS).............         $1,838            $2,066       $2,303       $1,971           $  369

(a) Annualized.
(b) Excluding applicable sales charges.
                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       12

                                    EVERGREEN
                              MISSOURI TAX FREE FUND

                                                      (Evergreen Missouri State
----------------------------------------------------------icon appears here.)

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS                                    YEAR ENDED           FEBRUARY 1, 1994
                                                 ENDED               FOUR MONTHS            NOVEMBER 30,          (COMMENCEMENT OF
                                           SEPTEMBER 30, 1997           ENDED            -------------------       OPERATIONS) TO
                                              (UNAUDITED)          MARCH 31, 1997*        1996         1995       NOVEMBER 30, 1994
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD.....         $ 9.64                $  9.86           $ 9.91       $ 8.72           $ 10.00
                                                 ------            ---------------       ------       ------            ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...................           0.22                   0.16             0.50         0.50              0.44
Net realized and unrealized gain (loss)
  on investments and futures
  contracts.............................           0.44                  (0.22)           (0.06)        1.19             (1.28)
                                                 ------            ---------------       ------       ------            ------
Total from investment operations........           0.66                  (0.06)            0.44         1.69             (0.84)
                                                 ------            ---------------       ------       ------            ------
LESS DISTRIBUTIONS FROM
Net investment income...................          (0.24)                 (0.16)           (0.47)       (0.47)            (0.44)
In excess of net investment income......              0                      0(c)         (0.02)       (0.03)                0(c)
                                                 ------            ---------------       ------       ------            ------
Total distributions.....................          (0.24)                 (0.16)           (0.49)       (0.50)            (0.44)
                                                 ------            ---------------       ------       ------            ------
NET ASSET VALUE END OF PERIOD...........         $10.06                $  9.64           $ 9.86       $ 9.91           $  8.72
                                                 ------            ---------------       ------       ------            ------
Total return (b)........................           6.91%                 (0.57%)           4.66%       19.86%            (8.55%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses........................           0.76%(a)               0.76%(a)         0.76%        0.72%             0.43%(a)
  Total expenses excluding indirectly
    paid expenses.......................           0.76%(a)               0.75%(a)         0.75%        0.69%               --
  Total expenses excluding waivers
    and/or reimbursements...............           1.18%(a)               1.31%(a)         1.22%        1.32%             1.54%(a)
  Net investment income.................           4.99%(a)               5.05%(a)         4.93%        5.26%             5.38%(a)
Portfolio turnover rate.................             24%                    12%             126%          74%               25%
NET ASSETS END OF PERIOD (THOUSANDS)....         $5,059                $ 2,627           $2,610       $4,848           $ 3,581

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Amount represents less than $0.01 per share.
 * The Fund changed its fiscal year end from November 30 to March 31.

                                             SIX MONTHS                                     YEAR ENDED            FEBRUARY 1, 1994
                                               ENDED               FOUR MONTHS             NOVEMBER 30,           (COMMENCEMENT OF
                                         SEPTEMBER 30, 1997           ENDED            ---------------------       OPERATIONS) TO
                                            (UNAUDITED)          MARCH 31, 1997*        1996          1995        NOVEMBER 30, 1994
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD...        $   9.52               $  9.74           $  9.80       $  8.67           $ 10.00
                                               -------           ---------------       -------       -------           -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................            0.21                  0.13              0.40          0.44              0.40
Net realized and unrealized gain
  (loss) on investments and futures
  contracts...........................            0.41                 (0.21)            (0.04)         1.15             (1.29)
                                               -------           ---------------       -------       -------           -------
Total from investment operations......            0.62                 (0.08)             0.36          1.59             (0.89)
                                               -------           ---------------       -------       -------           -------
LESS DISTRIBUTIONS FROM
Net investment income.................           (0.20)                (0.14)            (0.40)        (0.43)            (0.40)
In excess of net investment income....               0                     0(c)          (0.02)        (0.03)            (0.04)
                                               -------           ---------------       -------       -------           -------
Total distributions...................           (0.20)                (0.14)            (0.42)        (0.46)            (0.44)
                                               -------           ---------------       -------       -------           -------
NET ASSET VALUE END OF PERIOD.........        $   9.94               $  9.52           $  9.74       $  9.80           $  8.67
                                               -------           ---------------       -------       -------           -------
Total return (b)......................            6.57%                (0.83%)            3.83%        18.79%            (9.06%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses......................            1.52%(a)              1.51%(a)          1.52%         1.47%             1.16%(a)
  Total expenses excluding indirectly
    paid expenses.....................            1.51%(a)              1.50%(a)          1.50%         1.44%               --
  Total expenses excluding waivers
    and/or reimbursements.............            1.93%(a)              2.06%(a)          2.00%         2.08%             2.49%(a)
  Net investment income...............            4.27%(a)              4.31%(a)          4.20%         4.56%             4.70%(a)
Portfolio turnover rate...............              24%                   12%              126%           74%               25%
NET ASSETS END OF PERIOD
  (THOUSANDS).........................        $ 20,135               $20,127           $21,925       $21,231           $12,906

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Amount represents less than $0.01 per share.
 * The Fund changed its fiscal year end from November 30 to March 31.
                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       13

                                    EVERGREEN
                              MISSOURI TAX FREE FUND

(Evergreen Missouri State
icon appears here.)----------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS                                    YEAR ENDED           FEBRUARY 1, 1994
                                                 ENDED               FOUR MONTHS            NOVEMBER 30,          (COMMENCEMENT OF
                                           SEPTEMBER 30, 1997           ENDED            -------------------       OPERATIONS) TO
                                              (UNAUDITED)          MARCH 31, 1997*        1996         1995       NOVEMBER 30, 1994
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD.....         $ 9.52                $  9.73           $ 9.79       $ 8.66           $ 10.00
                                                 ------            ---------------       ------       ------            ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...................           0.21                   0.13             0.39         0.43              0.39
Net realized and unrealized gain (loss)
  on investments and futures
  contracts.............................           0.41                  (0.20)           (0.03)        1.16             (1.29)
                                                 ------            ---------------       ------       ------            ------
Total from investment operations........           0.62                  (0.07)            0.36         1.59             (0.90)
                                                 ------            ---------------       ------       ------            ------
LESS DISTRIBUTIONS FROM
Net investment income...................          (0.20)                 (0.14)           (0.40)       (0.43)            (0.39)
In excess of net investment income......              0                      0(c)         (0.02)       (0.03)            (0.05)
                                                 ------            ---------------       ------       ------            ------
Total distributions.....................          (0.20)                 (0.14)           (0.42)       (0.46)            (0.44)
                                                 ------            ---------------       ------       ------            ------
NET ASSET VALUE END OF PERIOD...........         $ 9.94                $  9.52           $ 9.73       $ 9.79           $  8.66
                                                 ------            ---------------       ------       ------            ------
Total return (b)........................           6.57%                 (0.73%)           3.83%       18.78%            (9.25%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses........................           1.52%(a)               1.51%(a)         1.52%        1.46%             1.15%(a)
  Total expenses excluding indirectly
    paid expenses.......................           1.51%(a)               1.50%(a)         1.50%        1.44%               --
  Total expenses excluding waivers
    and/or reimbursements...............           1.93%(a)               2.06%(a)         1.99%        2.07%             2.60%(a)
  Net investment income.................           4.26%(a)               4.30%(a)         4.18%        4.56%             4.72%(a)
Portfolio turnover rate.................             24%                    12%             126%          74%               25%
NET ASSETS END OF PERIOD (THOUSANDS)....         $1,423                $ 1,306           $1,387       $1,788           $ 1,045

(a)  Annualized.
(b) Excluding applicable sales charges.
(c)  Amount represents less than $0.01 per share.
*  The Fund changed its fiscal year end from November 30 to March 31.
                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       14

                                    EVERGREEN
                         NEW JERSEY TAX FREE INCOME FUND


                                                          (Evergreen New Jersey
 ----------------------------------------------------- State icon appears here.)

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                             ENDED       SEVEN MONTHS   SIX MONTHS
                         SEPTEMBER 30,      ENDED         ENDED         YEAR ENDED         YEAR ENDED FEBRUARY 28,
                             1997         MARCH 31,     AUGUST 31,     FEBRUARY 29,      ---------------------------
                          (UNAUDITED)       1997**        1996*            1996           1995      1994      1993
--------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
NET ASSET VALUE
  BEGINNING OF PERIOD...    $ 10.74        $  10.75      $  11.01         $ 10.53        $ 10.99   $ 11.01   $ 10.22
                         -------------   ------------   ----------        -------        -------   -------   -------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income...       0.27            0.31          0.28            0.56           0.57      0.60      0.63
Net realized and
  unrealized gain (loss)
  on investments........       0.31           (0.01)        (0.26)           0.48          (0.46)    (0.02)     0.79
                         -------------   ------------   ----------        -------        -------   -------   -------
Total from investment
  operations............       0.58            0.30          0.02            1.04           0.11      0.58      1.42
                         -------------   ------------   ----------        -------        -------   -------   -------
LESS DISTRIBUTIONS FROM
  NET INVESTMENT
  INCOME................      (0.27)          (0.31)        (0.28)          (0.56)         (0.57)    (0.60)    (0.63)
                         -------------   ------------   ----------        -------        -------   -------   -------
NET ASSET VALUE END OF
  PERIOD................    $ 11.05        $  10.74      $  10.75         $ 11.01        $ 10.53   $ 10.99   $ 11.01
                         -------------   ------------   ----------        -------        -------   -------   -------
Total return (b)........       5.43%           2.83%         0.19%          10.08%          1.41%     5.30%    14.39%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
  ASSETS
  Total expenses........       0.50%(a)        0.44%(a)      0.34%(a)         0.36%         0.25%     0.14%     0.00%
  Total expenses
    excluding indirectly
    paid expenses.......       0.50%(a)        0.44%(a)        --              --             --        --        --
  Total expenses
    excluding waivers
    and/or
    reimbursements......       1.04%(a)        1.13%(a)      1.11%(a)         1.03%         1.04%     1.05%     1.16%
  Net investment
    income..............       4.85%(a)        5.02%(a)      5.08%(a)         5.15%         5.52%     5.31%     5.97%
Portfolio turnover
  rate..................         35%             15%            0%              4%             8%        2%        5%
NET ASSETS END OF PERIOD
  (THOUSANDS)...........    $31,559        $ 31,434      $ 32,377         $41,762        $34,852   $42,783   $30,863
                            JULY 16, 1991
                            (COMMENCEMENT
                           OF OPERATIONS)
                               THROUGH
                          FEBRUARY 29, 1992
------------------------
CLASS A SHARES
NET ASSET VALUE
  BEGINNING OF PERIOD...       $ 10.00
                               -------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income...          0.38
Net realized and
  unrealized gain (loss)
  on investments........          0.22
                               -------
Total from investment
  operations............          0.60
                               -------
LESS DISTRIBUTIONS FROM
  NET INVESTMENT
  INCOME................         (0.38)
                               -------
NET ASSET VALUE END OF
  PERIOD................       $ 10.22
                               -------
Total return (b)........          6.03%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
  ASSETS
  Total expenses........          0.01%(a)
  Total expenses
    excluding indirectly
    paid expenses.......            --
  Total expenses
    excluding waivers
    and/or
    reimbursements......          1.20%(a)
  Net investment
    income..............          5.89%(a)
Portfolio turnover
  rate..................             5%
NET ASSETS END OF PERIOD
  (THOUSANDS)...........       $13,129

(a)  Annualized.
(b)  Excluding applicable sales charges.
* The Fund changed its fiscal year end from February 28 to August 31. ** The Fund changed its fiscal year end from August 31 to March 31.

                                                                                                                 JANUARY 30, 1996
                                                           SIX MONTHS                                              (COMMENCEMENT
                                                              ENDED           SEVEN MONTHS       SIX MONTHS          OF CLASS
                                                          SEPTEMBER 30,          ENDED             ENDED            OPERATIONS)
                                                              1997             MARCH 31,         AUGUST 31,           THROUGH
                                                           (UNAUDITED)           1997**            1996*         FEBRUARY 29, 1996
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD....................      $ 10.74             $10.75            $11.01             $ 11.08
                                                          -------------       ------------       ----------            ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................................         0.22               0.25              0.24                0.05
Net realized and unrealized gain (loss) on
  investments..........................................         0.31                  0             (0.26)              (0.07)
                                                          -------------       ------------       ----------            ------
Total from investment operations.......................         0.53               0.25             (0.02)              (0.02)
                                                          -------------       ------------       ----------            ------
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME..........        (0.22)             (0.26)            (0.24)              (0.05)
                                                          -------------       ------------       ----------            ------
NET ASSET VALUE END OF PERIOD..........................      $ 11.05             $10.74            $10.75             $ 11.01
                                                          -------------       ------------       ----------            ------
Total return (b).......................................         4.95%              2.29%            (0.20%)             (0.22%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses.......................................         1.41%(a)           1.36%(a)          1.28%(a)            0.31%(a)
  Total expenses excluding indirectly paid expenses....         1.41%(a)           1.36%(a)            --                  --
  Total expenses excluding waivers and/or
    reimbursements.....................................         1.95%(a)           1.88%(a)          1.85%(a)            1.66%(a)
  Net investment income................................         3.93%(a)           4.07%(a)          4.14%(a)            5.23%(a)
Portfolio turnover rate................................           35%                15%                0%                  4%
NET ASSETS END OF PERIOD (THOUSANDS)...................      $10,903             $7,847            $2,709             $   186

(a)  Annualized.
(b) Excluding applicable sales charges.
* The Fund changed its fiscal year end from February 28 to August 31. ** The Fund changed its fiscal year end from August 31 to March 31.
                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       15

                                    EVERGREEN
                         NEW JERSEY TAX FREE INCOME FUND



(Evergreen New Jersey
State icon appears here.) -----------------------------------------------------



                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                 FEBRUARY 8, 1996
                                                                                                                   (COMMENCEMENT
                                               SIX MONTHS                                                            OF CLASS
                                                 ENDED                SEVEN MONTHS            SIX MONTHS            OPERATIONS)
                                           SEPTEMBER 30, 1997            ENDED                  ENDED                 THROUGH
                                              (UNAUDITED)           MARCH 31, 1997**       AUGUST 31, 1996*      FEBRUARY 29, 1996
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD.....         $10.74                  $10.75                 $11.01                $ 11.14
                                                 ------                  ------                 ------                 ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...................           0.27                    0.32                   0.28                   0.03
Net realized and unrealized gain (loss)
  on investments........................           0.31                   (0.01)                 (0.26)                 (0.13)
                                                 ------                  ------                 ------                 ------
Total from investment operations........           0.58                    0.31                   0.02                  (0.10)
                                                 ------                  ------                 ------                 ------
LESS DISTRIBUTIONS FROM NET INVESTMENT
  INCOME................................          (0.27)                  (0.32)                 (0.28)                 (0.03)
                                                 ------                  ------                 ------                 ------
NET ASSET VALUE END OF PERIOD...........         $11.05                  $10.74                 $10.75                $ 11.01
                                                 ------                  ------                 ------                 ------
Total return............................           5.47%                   2.88%                  0.20%                 (0.87%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses........................           0.41%(a)                0.36%(a)               0.31%(a)               0.31%(a)
  Total expenses excluding indirectly
    paid expenses.......................           0.41%(a)                0.36%(a)                 --                     --
  Total expenses excluding waivers
    and/or reimbursements...............           0.95%(a)                0.88%(a)               0.87%(a)               0.88%(a)
  Net investment income.................           4.94%(a)                5.08%(a)               5.12%(a)               5.28%(a)
Portfolio turnover rate.................             35%                     15%                     0%                     4%
NET ASSETS END OF PERIOD (THOUSANDS)....         $9,933                  $9,436                 $9,076                $    18

(a) Annualized.
* The Fund changed its fiscal year end from February 28 to August 31. ** The Fund changed its fiscal year end from August 31 to March 31.
                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       16

                                    EVERGREEN
                              NEW YORK TAX FREE FUND



                                                      (Evergreen New York
----------------------------------------------------- State icon appears here.)


                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS                                              FEBRUARY 4, 1994
                                                            ENDED                 YEAR ENDED MARCH 31,            (COMMENCEMENT OF
                                                      SEPTEMBER 30, 1997    --------------------------------       OPERATIONS) TO
                                                         (UNAUDITED)         1997         1996         1995        MARCH 31, 1994
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD................         $ 9.64          $ 9.67       $ 9.44       $ 9.32           $10.00
                                                            ------          ------       ------       ------           ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............................           0.24            0.49         0.48         0.52             0.09
Net realized and unrealized gain (loss) on
  investments and futures contracts................           0.42           (0.03)        0.24         0.12            (0.68)
                                                            ------          ------       ------       ------           ------
Total from investment operations...................           0.66            0.46         0.72         0.64            (0.59)
                                                            ------          ------       ------       ------           ------
LESS DISTRIBUTIONS FROM
Net investment income..............................          (0.23)          (0.48)       (0.47)       (0.52)           (0.08)
In excess of net investment income.................              0           (0.01)       (0.02)           0            (0.01)
                                                            ------          ------       ------       ------           ------
Total distributions................................          (0.23)          (0.49)       (0.49)       (0.52)           (0.09)
                                                            ------          ------       ------       ------           ------
NET ASSET VALUE END OF PERIOD......................         $10.07          $ 9.64       $ 9.67       $ 9.44           $ 9.32
                                                            ------          ------       ------       ------           ------
Total return (b)...................................           6.94%           4.87%        7.73%        7.08%           (5.91%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses...................................           0.75%(a)        0.76%        0.75%        0.50%            0.35%(a)
  Total expenses excluding indirectly paid
    expenses.......................................           0.75%(a)        0.75%        0.74%          --               --
  Total expenses excluding waivers and/or
    reimbursements.................................           1.07%(a)        1.19%        1.31%        1.59%            4.44%(a)
  Net investment income............................           4.89%(a)        5.00%        4.95%        5.48%            3.85%(a)
Portfolio turnover rate............................             23%             62%          53%          77%              14%
NET ASSETS END OF PERIOD (THOUSANDS)...............         $3,541          $3,693       $3,947       $3,323           $  680

(a) Annualized.
(b) Excluding applicable sales charges.

                                                       SIX MONTHS                                                 FEBRUARY 4, 1994
                                                         ENDED                  YEAR ENDED MARCH 31,              (COMMENCEMENT OF
                                                   SEPTEMBER 30, 1997    -----------------------------------       OPERATIONS) TO
                                                      (UNAUDITED)         1997          1996          1995         MARCH 31, 1994
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD.............        $   9.55         $  9.59       $  9.38       $  9.32           $10.00
                                                         -------         -------       -------       -------           ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...........................            0.20            0.41          0.41          0.47             0.08
Net realized and unrealized gain (loss) on
  investments and futures contracts.............            0.41           (0.03)         0.24          0.09            (0.67)
                                                         -------         -------       -------       -------           ------
Total from investment operations................            0.61            0.38          0.65          0.56            (0.59)
                                                         -------         -------       -------       -------           ------
LESS DISTRIBUTIONS FROM
Net investment income...........................           (0.19)          (0.41)        (0.42)        (0.45)           (0.06)
In excess of net investment income..............               0           (0.01)        (0.02)        (0.05)           (0.03)
                                                         -------         -------       -------       -------           ------
Total distributions.............................           (0.19)          (0.42)        (0.44)        (0.50)           (0.09)
                                                         -------         -------       -------       -------           ------
NET ASSET VALUE END OF PERIOD...................        $   9.97         $  9.55       $  9.59       $  9.38           $ 9.32
                                                         -------         -------       -------       -------           ------
Total return (b)................................            6.48%           4.03%         7.02%         6.28%           (5.91%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses................................            1.51%(a)        1.51%         1.50%         1.25%            1.10%(a)
  Total expenses excluding indirectly paid
    expenses....................................            1.50%(a)        1.50%         1.49%           --               --
  Total expenses excluding waivers and/or
    reimbursements..............................            1.83%(a)        1.94%         2.05%         2.35%            5.60%(a)
  Net investment income.........................            4.15%(a)        4.25%         4.19%         4.78%            3.01%(a)
Portfolio turnover rate.........................              23%             62%           53%           77%              14%
NET ASSETS END OF PERIOD (THOUSANDS)............        $ 19,130         $19,064       $17,151       $11,907           $2,276

(a) Annualized.
(b) Excluding applicable sales charges.
                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       17

                                    EVERGREEN
                              NEW YORK TAX FREE FUND



(Evergreen New York
State icon appears here.) -----------------------------------------------------


                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS                                              FEBRUARY 4, 1994
                                                            ENDED                 YEAR ENDED MARCH 31,            (COMMENCEMENT OF
                                                      SEPTEMBER 30, 1997    --------------------------------       OPERATIONS) TO
                                                         (UNAUDITED)         1997         1996         1995        MARCH 31, 1994
----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD................         $ 9.55          $ 9.58       $ 9.37       $ 9.31           $10.00
                                                            ------          ------       ------       ------           ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............................           0.19            0.40         0.41         0.48             0.07
Net realized and unrealized gain (loss) on
  investments and futures contracts................           0.42           (0.01)        0.24         0.07            (0.67)
                                                            ------          ------       ------       ------           ------
Total from investment operations...................           0.61            0.39         0.65         0.55            (0.60)
                                                            ------          ------       ------       ------           ------
LESS DISTRIBUTIONS FROM
Net investment income..............................          (0.19)          (0.41)       (0.42)       (0.46)           (0.07)
In excess of net investment income.................              0           (0.01)       (0.02)       (0.03)           (0.02)
                                                            ------          ------       ------       ------           ------
Total distributions................................          (0.19)          (0.42)       (0.44)       (0.49)           (0.09)
                                                            ------          ------       ------       ------           ------
NET ASSET VALUE END OF PERIOD......................         $ 9.97          $ 9.55       $ 9.58       $ 9.37           $ 9.31
                                                            ------          ------       ------       ------           ------
Total return (b)...................................           6.48%           4.14%        7.02%        6.18%           (6.02%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses...................................           1.51%(a)        1.51%        1.50%        1.26%            1.10%(a)
  Total expenses excluding indirectly paid
    expenses.......................................           1.50%(a)        1.50%        1.48%          --               --
  Total expenses excluding waivers and/or
    reimbursements.................................           1.83%(a)        1.93%        2.07%        2.32%            5.13%(a)
  Net investment income............................           4.16%(a)        4.25%        4.24%        4.88%            3.71%(a)
Portfolio turnover rate............................             23%             62%          53%          77%              14%
NET ASSETS END OF PERIOD (THOUSANDS)...............         $1,542          $1,871       $2,296       $2,890           $  255

(a) Annualized.
(b) Excluding applicable sales charges.
                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       18

                                    EVERGREEN
                            PENNSYLVANIA TAX FREE FUND


                                                      (Evergreen Pennsylvania
----------------------------------------------------- State icon appears here.)


                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             SIX MONTHS
                                                                               ENDED                  YEAR ENDED MARCH 31,
                                                                         SEPTEMBER 30, 1997    -----------------------------------
                                                                            (UNAUDITED)         1997          1996          1995
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD...................................        $  11.14         $ 11.15       $ 10.91       $ 11.01
                                                                               -------         -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................................................            0.29            0.59          0.60          0.61
Net realized and unrealized gain (loss) on investments and futures
  contracts...........................................................            0.42           (0.01)         0.23         (0.09)
                                                                               -------         -------       -------       -------
Total from investment operations......................................            0.71            0.58          0.83          0.52
                                                                               -------         -------       -------       -------
LESS DISTRIBUTIONS FROM
Net investment income.................................................           (0.27)          (0.59)        (0.57)        (0.61)
In excess of net investment income....................................               0               0         (0.02)        (0.01)
Net realized gain on investments......................................               0               0             0             0
In excess of net realized gain on investments.........................               0               0             0             0
                                                                               -------         -------       -------       -------
Total distributions...................................................           (0.27)          (0.59)        (0.59)        (0.62)
                                                                               -------         -------       -------       -------
NET ASSET VALUE END OF PERIOD.........................................        $  11.58         $ 11.14       $ 11.15       $ 10.91
                                                                               -------         -------       -------       -------
Total return (b)......................................................            6.48%           5.30%         7.66%         4.91%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses......................................................            0.75%(a)        0.76%         0.76%         0.75%
  Total expenses excluding indirectly paid expenses...................            0.75%(a)        0.75%         0.75%           --
  Total expenses excluding waivers and/or reimbursements..............            0.97%(a)        0.99%         0.99%         1.05%
  Net investment income...............................................            4.98%(a)        5.26%         5.29%         5.65%
Portfolio turnover rate...............................................              14%             84%           55%           97%
NET ASSETS END OF PERIOD (THOUSANDS)..................................        $ 24,451         $24,535       $28,710       $30,450

                                                                                                                  DECEMBER 27,
                                                                                                                      1990
                                                                                YEAR ENDED MARCH 31,            (COMMENCEMENT OF
                                                                         -----------------------------------     OPERATIONS) TO
                                                                          1994          1993          1992       MARCH 31, 1991
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (continued)
NET ASSET VALUE BEGINNING OF PERIOD...................................   $ 11.42       $ 10.71       $ 10.25        $  10.00
                                                                         -------       -------       -------         -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................................................      0.62          0.63          0.74            0.18
Net realized and unrealized gain (loss) on investments and futures
  contracts...........................................................     (0.30)         0.75          0.46            0.25
                                                                         -------       -------       -------         -------
Total from investment operations......................................      0.32          1.38          1.20            0.43
                                                                         -------       -------       -------         -------
LESS DISTRIBUTIONS FROM
Net investment income.................................................     (0.62)        (0.63)        (0.74)          (0.18)
In excess of net investment income....................................     (0.04)        (0.02)            0               0
Net realized gain on investments......................................     (0.06)        (0.02)            0               0
In excess of net realized gain on investments.........................     (0.01)            0             0               0
                                                                         -------       -------       -------         -------
Total distributions...................................................     (0.73)        (0.67)        (0.74)          (0.18)
                                                                         -------       -------       -------         -------
NET ASSET VALUE END OF PERIOD.........................................   $ 11.01       $ 11.42       $ 10.71        $  10.25
                                                                         -------       -------       -------         -------
Total return (b)......................................................      2.58%        13.30%        12.07%           4.37%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses......................................................      0.75%         0.68%         0.65%           0.65%(a)
  Total expenses excluding indirectly paid expenses...................        --            --            --              --
  Total expenses excluding waivers and/or reimbursements..............      1.06%         1.16%         1.68%           3.19%(a)
  Net investment income...............................................      5.27%         5.66%         6.92%           6.84%(a)
Portfolio turnover rate...............................................        37%           20%           13%              8%
NET ASSETS END OF PERIOD (THOUSANDS)..................................   $30,560       $35,502       $12,914        $  2,979

(a) Annualized.
(b) Excluding applicable sales charges.
                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       19

                                    EVERGREEN
                            PENNSYLVANIA TAX FREE FUND

(Evergreen Pennsylvania
State icon appears here.) -----------------------------------------------------


                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      SIX MONTHS
                                                                                         ENDED
                                                                                     SEPTEMBER 30,          YEAR ENDED MARCH 31,
                                                                                         1997              -----------------------
                                                                                      (UNAUDITED)           1997            1996
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD...............................................      $ 10.99            $ 11.00         $ 10.81
                                                                                     -------------         -------         -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................................................         0.24               0.49            0.51
Net realized and unrealized gain (loss) on investments and futures contracts......         0.43              (0.01)           0.22
                                                                                     -------------         -------         -------
Total from investment operations..................................................         0.67               0.48            0.73
                                                                                     -------------         -------         -------
LESS DISTRIBUTIONS FROM
Net investment income.............................................................        (0.23)             (0.49)          (0.52)
In excess of net investment income................................................            0                  0           (0.02)
Net realized gain on investments..................................................            0                  0               0
In excess of net realized gain on investments.....................................            0                  0               0
                                                                                     -------------         -------         -------
Total distributions...............................................................        (0.23)             (0.49)          (0.54)
                                                                                     -------------         -------         -------
NET ASSET VALUE END OF PERIOD.....................................................      $ 11.43            $ 10.99         $ 11.00
                                                                                     -------------         -------         -------
Total return (b)..................................................................         6.13%              4.50%           6.84%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses..................................................................         1.50%(a)           1.51%           1.48%
  Total expenses excluding indirectly paid expenses...............................         1.50%(a)           1.50%           1.47%
  Total expenses excluding waivers and/or reimbursements..........................         1.72%(a)           1.74%           1.74%
  Net investment income...........................................................         4.23%(a)           4.50%           4.55%
Portfolio turnover rate...........................................................           14%                84%             55%
NET ASSETS END OF PERIOD (THOUSANDS)..............................................      $38,485            $37,215         $37,719

                                                                                                                 FEBRUARY 1, 1993
                                                                                 YEAR ENDED MARCH 31,             COMMENCEMENT OF
                                                                                -----------------------         CLASS OPERATIONS TO
                                                                                 1995            1994             MARCH 31, 1993
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (continued)
NET ASSET VALUE BEGINNING OF PERIOD..........................................   $ 10.98         $ 11.42               $ 11.20
                                                                                -------         -------                ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income........................................................      0.54            0.56                  0.08
Net realized and unrealized gain (loss) on investments and futures
  contracts..................................................................     (0.10)          (0.34)                 0.24
                                                                                -------         -------                ------
Total from investment operations.............................................      0.44            0.22                  0.32
                                                                                -------         -------                ------
LESS DISTRIBUTIONS FROM
Net investment income........................................................     (0.53)          (0.52)                (0.08)
In excess of net investment income...........................................     (0.08)          (0.07)                (0.02)
Net realized gain on investments.............................................         0           (0.03)                    0
In excess of net realized gain on investments................................         0           (0.04)                    0
                                                                                -------         -------                ------
Total distributions..........................................................     (0.61)          (0.66)                (0.10)
                                                                                -------         -------                ------
NET ASSET VALUE END OF PERIOD................................................   $ 10.81         $ 10.98               $ 11.42
                                                                                -------         -------                ------
Total return (b).............................................................      4.15%           1.70%                 2.82%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses.............................................................      1.50%           1.50%                 1.50%(a)
  Total expenses excluding indirectly paid expenses..........................        --              --                    --
  Total expenses excluding waivers and/or reimbursements.....................      1.80%           1.81%                 1.69%(a)
  Net investment income......................................................      4.89%           4.32%                 3.44%(a)
Portfolio turnover rate......................................................        97%             37%                   20%
NET ASSETS END OF PERIOD (THOUSANDS).........................................   $30,657         $21,958               $ 2,543

 (a) Annualized.
(b) Excluding applicable sales charges.
                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       20

                                    EVERGREEN
                            PENNSYLVANIA TAX FREE FUND


                                                      (Evergreen Pennsylvania
----------------------------------------------------- State icon appears here.)



                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      SIX MONTHS
                                                                                         ENDED
                                                                                     SEPTEMBER 30,          YEAR ENDED MARCH 31,
                                                                                         1997              -----------------------
                                                                                      (UNAUDITED)           1997            1996
----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD...............................................      $ 11.02            $ 11.03         $ 10.83
                                                                                     -------------         -------         -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................................................         0.23               0.47            0.51
Net realized and unrealized gain (loss) on investments and futures contracts......         0.44               0.01            0.23
                                                                                     -------------         -------         -------
Total from investment operations..................................................         0.67               0.48            0.74
                                                                                     -------------         -------         -------
LESS DISTRIBUTIONS FROM
Net investment income.............................................................        (0.23)             (0.49)          (0.52)
In excess of net investment income................................................            0                  0           (0.02)
Net realized gain on investments..................................................            0                  0               0
In excess of net realized gain on investments.....................................            0                  0               0
                                                                                     -------------         -------         -------
Total distributions...............................................................        (0.23)             (0.49)          (0.54)
                                                                                     -------------         -------         -------
NET ASSET VALUE END OF PERIOD.....................................................      $ 11.46            $ 11.02         $ 11.03
                                                                                     -------------         -------         -------
Total return (b)..................................................................         6.12%              4.49%           6.92%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses..................................................................         1.50%(a)           1.51%           1.48%
  Total expenses excluding indirectly paid expenses...............................         1.50%(a)           1.50%           1.47%
  Total expenses excluding waivers and/or reimbursements..........................         1.72%(a)           1.74%           1.74%
  Net investment income...........................................................         4.23%(a)           4.52%           4.57%
Portfolio turnover rate...........................................................           14%                84%             55%
NET ASSETS END OF PERIOD (THOUSANDS)..............................................      $ 6,610            $ 6,830         $ 9,675

                                                                                                                 FEBRUARY 1, 1993
                                                                                 YEAR ENDED MARCH 31,             COMMENCEMENT OF
                                                                                -----------------------         CLASS OPERATIONS TO
                                                                                 1995            1994             MARCH 31, 1993
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (continued)
NET ASSET VALUE BEGINNING OF PERIOD..........................................   $ 11.00         $ 11.42               $ 11.20
                                                                                -------         -------                ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income........................................................      0.53            0.54                  0.07
Net realized and unrealized gain (loss) on investments and futures
  contracts..................................................................     (0.10)          (0.32)                 0.24
                                                                                -------         -------                ------
Total from investment operations.............................................      0.43            0.22                  0.31
                                                                                -------         -------                ------
LESS DISTRIBUTIONS FROM
Net investment income........................................................     (0.53)          (0.52)                (0.07)
In excess of net investment income...........................................     (0.07)          (0.05)                (0.02)
Net realized gain on investments.............................................         0           (0.03)                    0
In excess of net realized gain on investments................................         0           (0.04)                    0
                                                                                -------         -------                ------
Total distributions..........................................................     (0.60)          (0.64)                (0.09)
                                                                                -------         -------                ------
NET ASSET VALUE END OF PERIOD................................................   $ 10.83         $ 11.00               $ 11.42
                                                                                -------         -------                ------
Total return (b).............................................................      4.05%           1.78%                 2.81%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses.............................................................      1.50%           1.50%                 1.50%(a)
  Total expenses excluding indirectly paid expenses..........................        --              --                    --
  Total expenses excluding waivers and/or reimbursements.....................      1.80%           1.90%                 1.60%(a)
  Net investment income......................................................      4.90%           4.33%                 2.50%(a)
Portfolio turnover rate......................................................        97%             37%                   20%
NET ASSETS END OF PERIOD (THOUSANDS).........................................   $ 9,559         $ 9,385               $   952

 (a) Annualized.
(b) Excluding applicable sales charges.
                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       21

                                    EVERGREEN
                             CALIFORNIA TAX FREE FUND


(Evergreen California
State icon appears here.)--------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1997
                                  (unaudited)

PRINCIPAL
  AMOUNT                                              VALUE

--------------------------------------------------------------

LONG-TERM INVESTMENTS-- 97.9%


             CALIFORNIA-- 89.6%
$  500,000   Anaheim, California, Public
               Finance Authority, Lease
               Revenue, Public Improvements
               Project, Series C
               6.00%, 9/1/16, (FSA)............... $   547,765
   500,000   Bakersfield, California,
               Certificates of Participation,
               Convention Center Expansion Project
               5.80%, 4/1/17......................     518,890
             California State Health
               Facilities Finance Authority :
 1,000,000   Cedars Sinai Center, Series A
               5.13%, 8/1/17......................     970,190
 1,000,000   Health Facilities-Catholic,
               Series A
               5.75%, 7/1/15, (AMBAC).............   1,035,640
             California State Housing
               Finance Agency:
   500,000   Home Mortgage Revenue, Series L
               6.40%, 8/1/27, (MBIA) (c)..........     530,015
 1,000,000   Multi-Family Housing, Series B
               6.05%, 8/1/16, (AMBAC).............   1,041,830
 1,000,000   Single Family Mortgage, Series A-1,
               Class III
               5.70%, 8/1/11, (MBIA)..............   1,034,610
   500,000   California State Pollution
               Control and Solid Waste
               Disposal Revenue, Browning
               Ferris Industries Inc.,
               Series A
               5.80%, 12/1/16.....................     510,880
             California State Public Works
               Board, Lease Revenue,
               California State University
               Project:
 1,000,000   5.35%, 12/1/15.......................   1,002,220
             Series A
   700,000   5.38%, 10/1/17.......................     702,870
   500,000   Elk Grove, California,
               Unified School District,
               Special Tax Community
               Facilities, District No. 1
               6.50%, 12/1/24, (AMBAC)............     588,425
PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             CALIFORNIA-- CONTINUED
$1,000,000   Los Angeles County,
               California, Community
               Facilities, District No. 3
               Special Tax, Series A
               5.50%, 9/1/14...................... $ 1,019,740
   700,000   Los Angeles County,
               California, Metropolitan
               Transportation Authority,
               Sales Tax Revenue First Tier,
               Series A
               5.25%, 7/1/13......................     704,207
   500,000   Los Angeles County,
               California, Public Works
               Finance Authority Lease
               Revenue, Multiple Capital
               Facilities, Project V-B
               5.13%, 12/1/17.....................     487,970
   500,000   Los Angeles County,
               California, Transportation
               Commission, Sales Tax
               Revenue, Proposition C,
               Second Sr., Series A
               6.25%, 7/1/13, (MBIA)..............     535,320
   750,000   Los Angeles, California,
               Community Redevelopment
               Agency, Refunding, Tax
               Allocation, Series H
               6.50%, 12/1/16, (FSA)..............     822,862
 1,000,000   Los Angeles, California,
               Convention and Exhibition
               Center Authority, Lease
               Refunding, Series A
               6.00%, 8/15/10, (MBIA).............   1,107,800
   400,000   MSR Public Power Agency,
               California, San Juan Project,
               Series B
               6.75%, 7/1/11, (MBIA)..............     436,704
   500,000   Port Oakland, California,
               Port Revenue, Series H
               5.50%, 11/1/11, (MBIA).............     514,945
 1,000,000   Rio Linda, California,
               Unified School District, Series A
               7.40%, 8/1/10, (AMBAC).............   1,156,230
 1,000,000   Sacramento County,
               California, Airport System
               Revenue, Series A
               6.00%, 7/1/11......................   1,073,250

                                  (CONTINUED)
                                       22

                                    EVERGREEN
                             CALIFORNIA TAX FREE FUND


                                                    (Evergreen California
-------------------------------------------------State icon appears here.)

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               September 30, 1997
                                  (unaudited)

PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
             CALIFORNIA-- CONTINUED
$  400,000   San Diego California Public
               Facilities Finance Authority,
               Sewer Revenue, Series A
               5.38%, 5/15/15..................... $   403,432
             San Francisco, California,
               State Building Authority,
               Lease Revenue, San Francisco
               Civic Center Complex, Series A:
 1,300,000   5.25%, 12/1/16, (AMBAC)..............   1,287,416
   500,000   6.00%, 12/1/09, (AMBAC)..............     556,570
 1,100,000   San Jose, California,
               Redevelopment Tax
               Allocation, Merged Area
               Redevelopment Project
               6.00%, 8/1/15, (MBIA)..............   1,212,189
   100,000   San Mateo, Foster City,
               California, School District,
               Capital Appreciation, Series C
               (effective yield 5.60%) (b)
               0.00%, 9/1/03, (FGIC)..............      76,523
   300,000   Santa Ana, California,
               Financing Authority, Lease
               Revenue, Police
               Administration and Holding
               Facility, Series A
               6.25%, 7/1/15, (MBIA)..............     339,183
 1,000,000   South Orange County,
               California, Public Finance
               Authority, Special Tax
               Revenue, Sr. Lien, Series A
               7.00%, 9/1/09, (MBIA)..............   1,201,570
 1,000,000   Southern California Public
               Power Authority, Mead
               Adelanto Project Revenue,
               Refunding, Series A
               5.00%, 7/1/17, (AMBAC).............     961,030
 1,000,000   Southern California Public
               Power Authority, Transmission
               Project Revenue
               (effective yield 7.30%) (b)
               0.00%, 7/1/14, (FSA)...............     418,640
   625,000   Vista, California, Community
               Development, Community Tax
               Allocation Revenue, Vista
               Redevelopment Project Area
               6.00%, 9/1/10, (MBIA)..............     695,738
   500,000   Watsonville, California,
               Solid Waste Revenue
               5.50%, 5/15/16, (MBIA).............     506,975
                                                   -----------
                                                    24,001,629
                                                   -----------
PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
             PUERTO RICO-- 8.3%
$1,000,000   Puerto Rico Electric Power
               Authority, Power Revenue,
               Capital Appreciation,
               Series N
               (effective yield 7.05%) (b)
               0.00%, 7/1/17, (MBIA).............. $   354,740
             Puerto Rico Industrial,
               Tourist, Educational, Medical
               & Environmental Control
               Facilities, Hospital Auxilio
               Mutuo Obligation Group:
   100,000   5.50%, 7/1/17........................     102,037
   750,000   Series A
               6.25%, 7/1/24, (MBIA)..............     808,725
 1,000,000   Puerto Rico Public Building
               Authority Revenue, Government
               Facilities, Series B
               5.25%, 7/1/21......................     970,900
                                                   -----------
                                                     2,236,402
                                                   -----------
             TOTAL LONG-TERM INVESTMENTS
               (COST $25,235,135).................  26,238,031
                                                   -----------
SHORT-TERM MUNICIPAL SECURITIES-- 1.7%

             CALIFORNIA-- 1.7%
   100,000   California State Health
               Facilities Finance Authority,
               St. Joseph Health Systems,
               Series A
               3.60%, 7/1/13 (a)..................     100,000
   350,000   Tustin, California,
               Improvement Bond,
               Adjusted Reassesment District
               No. 95-2-A
               3.65%, 9/2/13 (a)..................     350,000
                                                   -----------
             TOTAL SHORT-TERM MUNICIPAL SECURITIES
               (COST $450,000)....................     450,000
                                                   -----------

             TOTAL INVESTMENTS--
               (COST $25,685,135).........   99.6%   26,688,031
             OTHER ASSETS AND
               LIABILITIES-- NET..........    0.4       108,087
                                            -----   -----------
             NET ASSETS--.................  100.0%  $26,796,118
                                            -----   -----------
                                            -----   -----------

                                  (CONTINUED)
                                       23

                                    EVERGREEN
                             CALIFORNIA TAX FREE FUND



(Evergreen California
State icon appears here.)----------------------------------------------------

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               September 30, 1997
                                  (unaudited)
 (a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
 (c) At September 30, 1997, $500,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.
LEGEND OF PORTFOLIO ABBREVIATIONS:

AMBAC   Insured by American Municipal Bond Assurance Corporation
FGIC    Insured by Federal Guaranty Insurance Company
FSA     Insured by Financial Security Assurance Corporation
MBIA    Insured by Municipal Bond Investors Assurance Corporation

FUTURES CONTRACTS-- SHORT POSITIONS

                   NUMBER                                                      INITIAL CONTRACT         VALUE AT
 EXPIRATION     OF CONTRACTS                                                        AMOUNT         SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------
December '97         16        U.S. Treasury Bond Index                           $1,799,116           $1,753,733
                UNREALIZED
 EXPIRATION    DEPRECIATION
-------------
December '97     ($45,383)

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       24

                                    EVERGREEN
                           MASSACHUSETTS TAX FREE FUND



                                                      (Evergreen Massachusetts
-------------------------------------------------------State icon appears here.)

                            SCHEDULE OF INVESTMENTS
                               September 30, 1997
                                  (unaudited)

PRINCIPAL
 AMOUNT                                              VALUE

-------------------------------------------------------------

LONG-TERM INVESTMENTS-- 98.4%

            MASSACHUSETTS-- 89.8%
$ 300,000   Lawrence, Massachusetts,
              School Improvements
              6.25%, 2/15/09, (AMBAC)...........  $   329,223
  250,000   Lowell, Massachusetts, School
              Improvements
              5.50%, 12/15/15, (AMBAC)..........      253,847
            Massachusetts Bay
              Transportation Authority,
              General Transportation,
              Series A:
  400,000   6.25%, 3/1/12.......................      448,200
  750,000   7.00%, 3/1/11.......................      894,315
  400,000   Massachusetts Bay
              Transportation, General
              Transportation Systems, Series C
              5.00%, 3/1/16.....................      385,480
  290,000   Massachusetts Education Loan
              Authority, Issue E, Series B
              6.00%, 1/1/12, (AMBAC)............      301,609
  270,000   Massachusetts State
              Consolidated Loan, Series D
              5.00%, 11/1/09....................      271,939
  500,000   Massachusetts State College,
              Building Authority Project,
              Series A
              7.50%, 5/1/08.....................      614,990
  400,000   Massachusetts State Health
              and Education Facility,
              McLean Hospital,
              Series C
              6.50%, 7/1/10, (FGIC).............      439,056
  300,000   Massachusetts State Health
              and Education Facility,
              Brigham & Women's Hospital
              6.75%, 7/1/24, (MBIA).............      331,692
  300,000   Massachusetts State Health
              and Education Facility,
              Milton Hospital, Series B
              7.25%, 7/1/05.....................      327,990
  500,000   Massachusetts State Health
              and Education Facility, North
              Adams
              Regional Hospital, Series C
              6.75%, 7/1/09.....................      536,275
  300,000   Massachusetts State Housing
              Finance Agency, Series A
              6.60%, 7/1/14, (AMBAC) (c)........      323,352
PRINCIPAL
 AMOUNT                                              VALUE
-------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
            MASSACHUSETTS-- CONTINUED
$ 300,000   Massachusetts State
              Industrial Finance Agency,
              Single Family Housing, Series 52
              6.00%, 6/1/14, (MBIA).............  $   313,668
  400,000   Massachusetts State Port
              Authority Revenue, Special
              Facilities, Boston Fuel Project
              5.30%, 7/1/08.....................      411,696
  250,000   Massachusetts State,
              General Obligation,
              Refunding, Series A
              5.25%, 2/1/08.....................      256,550
  300,000   Massachusetts State Turnpike
              Authority, Series A
              5.55%, 1/1/17.....................      302,022
  400,000   Massachusetts State Water
              Pollution, Abatement Trust,
              New Bedford Loan Program,
              Series A
              5.70%, 2/1/12.....................      418,772
  125,000   Massachusetts State Water
              Pollution, Abatement Trust,
              South Essex, Sewage District
              Loan Program, Series A
              6.38%, 2/1/15.....................      133,981
  525,000   Massachusetts State Water
              Pollution, Abatement Trust, Series
              2
              6.13%, 2/1/08.....................      589,995
            Massachusetts State Water
              Resources Authority, Series B:
  300,000   5.00%, 12/1/16......................      291,669
  275,000   5.25%, 3/1/13.......................      275,646
  500,000   Methuen, Massachusetts,
              General Obligation
              5.63%, 11/15/15, (FSA)............      518,395
  400,000   North Attleborough,
              Massachusetts, General
              Obligation
              5.25%, 3/1/14.....................      402,896
  400,000   Springfield, Massachusetts,
              Municipal Purpose Loan
              5.00%, 9/1/12.....................      391,756
  300,000   Worcester, Massachusetts,
              Municipal Purpose Loan,
              Series A
              5.25%, 8/1/12, (AMBAC)............      303,810
                                                  -----------
                                                   10,068,824
                                                  -----------

                                  (CONTINUED)
                                       25

                                    EVERGREEN
                           MASSACHUSETTS TAX FREE FUND


(Evergreen Massachusetts
State icon appears here.) ---------------------------------------------



                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               September 30, 1997
                                  (unaudited)

PRINCIPAL
 AMOUNT                                              VALUE
-------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
            PUERTO RICO-- 8.6%
$ 100,000   Puerto Rico Commonwealth,
              General Obligation
              6.35%, 7/1/10.....................  $   109,311
  200,000   Puerto Rico Commonwealth,
              Linked Bond Payment
              Obligation (b)
              7.00%, 7/1/10.....................      240,638
  100,000   Puerto Rico Industrial
              Tourist Educational Hospital,
              Auxilio Mutuo Obligation, Group A
              6.25%, 7/1/24.....................      107,830
  250,000   Puerto Rico Industrial
              Tourist Educational Hospital,
              Auxilio Mutuo Project, Series A
              5.50%, 7/1/17.....................      255,093
  250,000   Puerto Rico Public Buildings
              Authority Revenue, Government
              Facilities, Series B
              5.00%, 7/1/12.....................      250,770
                                                  -----------
                                                      963,642
                                                  -----------
            TOTAL LONG-TERM INVESTMENTS
              (COST $10,528,733)................   11,032,466
                                                  -----------
PRINCIPAL
 AMOUNT                                              VALUE
-------------------------------------------------------------


SHORT-TERM MUNICIPAL SECURITIES-- 0.5%
  (COST $60,000)


$  60,000   Massachusetts State Health
              and Education Facility,
              Variable Capital Assets
              Program, Series D
              3.80%, 1/1/35 (a).................  $    60,000
                                                  -----------
            TOTAL INVESTMENTS--
              (COST $10,588,733).......    98.9%   11,092,466
            OTHER ASSETS AND
              LIABILITIES-- NET........     1.1       126,286
                                         ------   -----------
            NET ASSETS--...............   100.0%  $11,218,752
                                         ------
                                         ------   -----------
                                                  -----------

 (a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
 (c) At September 30, 1997, $50,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.
LEGEND OF PORTFOLIO ABBREVIATIONS:

AMBAC   Insured by American Municipal Bond Assurance Corporation
FGIC    Insured by Federal Guaranty Insurance Company
FSA     Insured by Financial Security Assurance Corporation
MBIA    Insured by Municipal Bond Investors Assurance Corporation

FUTURES CONTRACTS-- SHORT POSITIONS

                   NUMBER                                                      INITIAL CONTRACT         VALUE AT
 EXPIRATION     OF CONTRACTS                                                        AMOUNT         SEPTEMBER 30, 1997

---------------------------------------------------------------------------------------------------------------------
December '97          3        U.S Treasury Bond Index                             $339,031             $332,219
                UNREALIZED
 EXPIRATION    DEPRECIATION
-------------
December '97     ($ 6,812)

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       26

                                    EVERGREEN
                              MISSOURI TAX FREE FUND


                                               (Evergreen Missouri
---------------------------------------------State icon appears here.)


                            SCHEDULE OF INVESTMENTS
                               September 30, 1997
                                  (unaudited)

PRINCIPAL
  AMOUNT                                             VALUE

-------------------------------------------------------------

LONG-TERM INVESTMENTS-- 98.1%

             MISSOURI-- 82.6%
$1,105,000   Butler County, Missouri,
               Public Facilities Authority,
               Butler County Jail Project
               6.50%, 12/1/14, (FGIC)...........  $ 1,203,654
 1,000,000   Cape Girardeau County,
               Missouri, Health Care
               Facilities, Southeast
               Missouri Hospital Association
               5.25%, 6/1/16, (MBIA)............    1,002,220
   830,000   Chesterfield, Missouri,
               General Obligation
               6.30%, 2/15/13...................      900,027
 1,000,000   Clay County, Missouri, Public
               Building Authority,
               7.00%, 5/15/14, (FGIC)...........    1,131,210
 1,000,000   Mehlville, Missouri, School
               District Number R9, General
               Obligation
               5.13%, 2/15/11...................    1,005,710
 1,000,000   Missouri Higher Education,
               Loan Authority, Student Loan,
               Series F
               6.75%, 2/15/09...................    1,066,390
   500,000   Missouri State, Certificates
               of Participation,
               Rehabilitation Center
               Project, Series A
               6.00%, 11/1/15...................      515,770
             Missouri State Environmental
               Improvement and Energy
               Resource Authority, Water
               Pollution Control, State
               Revolving Fund:
 1,000,000   Series A
               5.75%, 1/1/16....................    1,037,880
   600,000   Series B
               7.20%, 7/1/16....................      686,664
             Missouri State Health and
               Educational Facilities Authority:
 1,000,000   Bethesda Health Group,
               Project A
               7.50%, 8/15/12...................    1,084,690
PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
             MISSOURI-- CONTINUED
             Missouri State Health and
               Educational Facilities Authority:
$  825,000   BJC Health Systems, Series A
               5.15%, 5/15/10...................  $   847,861
   500,000   BJC Health Systems, Series A
               6.50%, 5/15/20...................      557,670
   250,000   Jefferson Memorial Hospital
               Obligation Group
               6.80%, 5/15/25...................      269,402
   500,000   Lake of Ozarks General
               Hospital
               6.50%, 2/15/21...................      531,525
   500,000   Maryville University of St.
               Louis Project
               5.75%, 6/15/17...................      505,700
 1,500,000   SSM Health Care, Series AA
               6.25%, 6/1/16, (MBIA)............    1,618,470
   260,000   Missouri State Housing
               Development Commission,
               Single Family, Series A
               7.13%, 12/1/14, (GNMA)...........      285,951
             Missouri State Housing
               Development Commission, Single
               Family, Series B:
   470,000   6.25%, 9/1/15, (GNMA)..............      493,876
 1,175,000   6.45%, 9/1/27, (GNMA) (d)..........    1,243,832
             Sikeston, Missouri, Electric
               Revenue:
 1,250,000   6.00%, 6/1/13, (MBIA)..............    1,378,662
   300,000   6.00%, 6/1/14, (MBIA)..............      330,375
   500,000   6.00%, 6/1/15, (MBIA)..............      549,465
             St. Louis, Missouri, Airport
               Revenue, Lambert, St. Louis
               International Airport:
   500,000   Series A
               5.13%, 7/1/22, (FGIC)............      485,330
   300,000   Series B
               5.25%, 7/1/15, (FGIC)............      294,501
   495,000   St. Louis, Missouri,
               Industrial Development
               Authority, Health Facilities
               Revenue, Mother of
               Perpetual Help
             6.40%, 8/1/35, (GNMA)..............      537,639

                                  (CONTINUED)
                                       27

                                    EVERGREEN
                              MISSOURI TAX FREE FUND


(Evergreen Missouri
State icon appears here.)----------------------------------------------------


                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               September 30, 1997
                                  (unaudited)

PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
             MISSOURI-- CONTINUED
$  700,000   St. Louis, Missouri, Land
               Clearance Redevelopment
               Authority Revenue, Kiel Site
               Lease, Series B
               5.13%, 7/1/13, (MBIA)............  $   694,953
   950,000   St. Louis, Missouri,
               Municipal Finance Corp.
               Leasehold Revenue
               Improvement-- City Justice
               Center, Series A
               5.75%, 2/15/11, (AMBAC)..........    1,006,630
   700,000   Wentzville, Missouri, School
               District, Series A
               5.60%, 3/1/11, (FSA).............      732,046
                                                  -----------
                                                   21,998,103
                                                  -----------
             PUERTO RICO-- 15.5%
 1,000,000   Commonwealth of Puerto Rico,
               Aqueduct & Sewer Authority
               Revenue
               6.25%, 7/1/12....................    1,125,710
 1,000,000   Commonwealth of Puerto Rico,
               Electric Power Authority
               Power Revenue, Series N
               (effective yield 5.32%) (b)
               0.00%, 7/1/17, (MBIA)............      354,740
   500,000   Commonwealth of Puerto Rico,
               General Obligation
               6.45%, 7/1/17....................      549,395
PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
             PUERTO RICO-- CONTINUED
$1,000,000   Commonwealth of Puerto Rico,
               Highway and Transportation
               Authority Revenue, Series Y
               6.25%, 7/1/14....................  $ 1,122,280
   800,000   Commonwealth of Puerto Rico,
               Linked Bond Payment
               Obligation
               7.00%, 7/1/10, (MBIA) (c)........      962,552
                                                  -----------
                                                    4,114,677
                                                  -----------
             TOTAL LONG-TERM INVESTMENTS
               (COST $24,627,253)...............   26,112,780
                                                  -----------
SHORT-TERM MUNICIPAL SECURITIES-- 0.8%
  (COST $220,000)
             MISSOURI-- 0.8%
   220,000   Kansas City, Missouri,
               Industrial Development
               Hospital Revenue, Research
               Health Services System
               3.80%, 4/15/15, (MBIA) (a).......      220,000
                                                  -----------


             TOTAL INVESTMENTS--
               (COST $24,847,253).......   98.9%   26,332,780
             OTHER ASSETS AND
               LIABILITIES-- NET........    1.1       284,890
                                          -----   -----------
             NET ASSETS--...............  100.0%  $26,617,670
                                          -----   -----------
                                          -----   -----------

 (a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
 (c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(d) At September 30, 1997, $100,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.
LEGEND OF PORTFOLIO ABBREVIATIONS:

AMBAC   Insured by American Municipal Bond Assurance Corporation
FGIC    Insured by Federal Guaranty Insurance Company
FSA     Insured by Financial Security Assurance Corporation
GNMA    Government National Mortgage Association
MBIA    Insured by Municipal Bond Investors Assurance Corporation

FUTURES CONTRACTS-- SHORT POSITIONS

                   NUMBER                                                      INITIAL CONTRACT         VALUE AT
 EXPIRATION     OF CONTRACTS                                                        AMOUNT         SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------
December '97         13        U.S Treasury Bond Index                            $1,465,087           $1,431,516
                UNREALIZED
 EXPIRATION    DEPRECIATION
-------------
December '97     ($33,571)

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       28

                                    EVERGREEN
                         NEW JERSEY TAX FREE INCOME FUND


                                                        (Evergreen New Jersey
-------------------------------------------------State icon appears here.)


                            SCHEDULE OF INVESTMENTS
                               September 30, 1997
                                  (unaudited)

PRINCIPAL
  AMOUNT                                             VALUE


-------------------------------------------------------------

LONG-TERM INVESTMENTS-- 97.3%

             NEW JERSEY-- 73.0%
$1,000,000   Bergen County, New Jersey,
               General Obligation
               5.25%, 10/1/10...................  $ 1,031,410
 1,000,000   Bergen County, New Jersey,
               Utilities Authority,
               Pollution Control Revenue,
               Series A
               5.50%, 12/15/06, (FGIC)..........    1,069,970
   500,000   Burlington County, New
               Jersey, Bridge Commission
               Systems Revenue
               5.30%, 10/1/13...................      507,590
   500,000   Camden County, New Jersey,
               Improvement Authority, Lease
               Revenue
               5.63%, 10/1/15, (MBIA)...........      516,015
   500,000   Camden County, New Jersey,
               Municipal Utilities
               Authority, Sewer Revenue
               5.13%, 7/15/17, (FGIC)...........      490,395
   500,000   Cape May County, New Jersey,
               Municipal Utilities
               Authority, Sewer Revenue,
               Series A
               5.75%, 1/1/16, (MBIA)............      517,310
 1,000,000   Delaware River & Bay
               Authority Revenue
               5.00%, 1/1/17, (MBIA)............      958,170
   475,000   Delaware River Joint Toll
               Bridge Commission Revenue
               6.25%, 7/1/12....................      506,407
             Essex County, New Jersey,
               Utilities Authority, Solid
               Waste Revenue:
   250,000   Series A
               5.50%, 4/1/11, (FSA).............      259,290
   250,000   Series A
               5.60%, 4/1/16, (FSA).............      256,468
 1,000,000   Gloucester County, New
               Jersey, Solid Waste Revenue,
               Series A
               6.20%, 9/1/07....................    1,067,420
PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
             NEW JERSEY-- CONTINUED
             Gloucester County, New
               Jersey, Utilities Authority,
               Sewer Revenue:
$1,300,000   5.45%, 1/1/24, (MBIA)..............  $ 1,301,755
   500,000   6.50%, 1/1/21......................      539,425
 1,000,000   Hamilton Township Atlantic
               County, New Jersey, Municipal
               Utilities Authority Revenue
               6.00%, 8/15/17, (FGIC)...........    1,053,940
   400,000   Lakewood Township, New
               Jersey, School District,
               General Obligation
               6.25%, 2/15/12, (AMBAC)..........      454,336
             Monmouth County, New Jersey,
               Improvement Authority,
               General Obligation:
 1,000,000   6.40%, 8/1/07......................    1,079,140
   800,000   6.40%, 8/1/08......................      860,560
             New Jersey Building Authority
               Revenue:
   500,000   5.00%, 6/15/13.....................      496,205
   500,000   5.00%, 6/15/18.....................      478,210
             New Jersey Educational
               Facilities Authority Revenue:
 1,500,000   Series C
               6.38%, 7/1/22....................    1,647,360
   500,000   Series D
               6.20%, 7/1/17, (AMBAC)...........      537,370
   500,000   New Jersey Highway Authority
               Revenue
               6.25%, 1/1/14....................      536,120
 1,000,000   New Jersey Sports &
               Exposition Revenue, Series A
               6.00%, 3/1/21....................    1,044,800
 1,000,000   New Jersey State Higher
               Education Student Loan
               5.80%, 6/1/16....................    1,027,230
   300,000   New Jersey Transit
               Corporation, COP
               6.50%, 10/1/16, (FSA)............      333,900
 1,000,000   New Jersey Transportation
               Trust Fund Authority, Series B
               6.50%, 6/15/10, (MBIA)...........    1,157,140

                                  (CONTINUED)
                                       29

                                    EVERGREEN
                         NEW JERSEY TAX FREE INCOME FUND


(Evergreen New Jersey
State icon appears here.)--------------------------------------------

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               September 30, 1997
                                  (unaudited)

PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
             NEW JERSEY-- CONTINUED
             New Jersey Economic
               Development Authority Revenue:
$2,000,000   Liberty State Park Project
               6.80%, 3/15/22...................  $ 2,237,400
   500,000   New Jersey Performing Arts
               Center Project
               5.50%, 6/15/13, (AMBAC)..........      516,090
 1,000,000   Public Schools Small Project
               Loan Program
               5.40%, 8/15/13...................    1,011,950
   300,000   Series A
               6.60%, 8/1/21....................      321,180
 4,000,000   Series A, (effective yield 5.63%)
               (a)
               0.00%, 7/1/25....................      899,440
             New Jersey Health Care
               Facilities Financing
               Authority Revenue:
   750,000   Hackensack Medical Center
               6.63%, 7/1/17, (FGIC)............      814,785
   500,000   Shore Memorial Hospital
               Health Care Systems
               5.00%, 7/1/12, (MBIA)............      495,845
             New Jersey Health Care
               Facilities Financing
               Authority Revenue, Refunding:
 1,000,000   AHS Hospital Corporation,
               Series A
               5.00%, 7/1/27....................      945,260
 1,690,000   Berkeley Heights Convalescent
               5.00%, 7/1/26, (AMBAC)...........    1,589,377
 1,950,000   Holy Name Hospital Issue
               5.25%, 7/1/20, (AMBAC)...........    1,909,284
   350,000   North Jersey District Water
               Supply Revenue, Wanaque North
               Project, Series B
               6.25%, 11/15/17, (MBIA)..........      378,630
   500,000   Ocean County, New Jersey,
               General Obligation Utilities
               Authority, Series A
               5.75%, 1/1/18....................      513,400
   500,000   Old Bridge Township, New
               Jersey, Municipal Utilities
               Authority Revenue
               6.25%, 11/1/16, (FGIC)...........      541,860
   500,000   Passaic Valley, New Jersey,
               Sewage Commission Revenue,
               Series D
               5.75%, 12/1/13, (AMBAC)..........      519,880
PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
             NEW JERSEY-- CONTINUED
$  500,000   Rutgers State University
               Revenue, Series 1
               5.25%, 5/1/12....................  $   501,525
 1,100,000   Sparta Township, New Jersey,
               General Obligation
               5.80%, 9/1/23, (MBIA)............    1,140,535
   500,000   Stafford, New Jersey,
               Municipal Utilities Authority,
               Water & Sewer Revenue
               6.25%, 6/1/14, (MBIA)............      549,910
   500,000   Stony Brook, New Jersey,
               Regional Sewage Authority
               Revenue, Series B
               5.45%, 12/1/12...................      525,320
   500,000   Trenton, New Jersey, General
               Obligation
               6.55%, 8/15/09, (MBIA)...........      552,205
             University Medicine &
               Dentistry Revenue, Series E:
   400,000   5.75%, 12/1/21.....................      423,460
   500,000   6.50%, 12/1/18.....................      551,940
 1,000,000   West Windsor, New Jersey,
               General Obligation
               5.50%, 12/1/10, (FGIC)...........    1,047,530
   500,000   Winslow Township, New Jersey,
               General Obligation
               6.50%, 10/1/18, (FGIC)...........      552,120
                                                  -----------
                                                   38,266,862
                                                  -----------
             NEW YORK-- 5.5%
             Port Authority of NY & NJ
               Revenue:
 1,525,000   4.75%, 1/15/26.....................    1,379,927
   500,000   5.00%, 7/15/11, (AMBAC)............      500,760
 1,000,000   Special Obligation
               5.75%, 12/1/25...................    1,021,530
                                                  -----------
                                                    2,902,217
                                                  -----------
             PENNSYLVANIA-- 6.7%
             Delaware River Port Authority
               of PA & NJ Revenue:
   500,000   5.40%, 1/1/15, (FGIC)..............      506,555
 2,000,000   5.50%, 1/1/26......................    2,009,160
 1,000,000   Series 1995
               5.40%, 1/1/16, (FGIC)............    1,002,880
                                                  -----------
                                                    3,518,595
                                                  -----------

                                  (CONTINUED)
                                       30

                                    EVERGREEN
                         NEW JERSEY TAX FREE INCOME FUND


                                                        (Evergreen New Jersey
-------------------------------------------------State icon appears here.)


                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               September 30, 1997
                                  (unaudited)

PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
             PUERTO RICO-- 12.1%
$  500,000   Puerto Rico Commonwealth
               Electric Power Authority
               Revenue, Series P
               7.00%, 7/1/21....................  $   559,250
             Puerto Rico Commonwealth
               General Obligation:
   500,000   5.50%, 7/1/13......................      506,880
 1,000,000   6.50%, 7/1/23......................    1,102,980
   500,000   Series A
               6.00%, 7/1/14....................      526,370
 2,000,000   Puerto Rico Commonwealth
               Highway and Transportation
               Authority, Series Y
               5.00%, 7/1/36....................    1,861,320
   250,000   Puerto Rico Commonwealth
               Public Buildings Authority
               Guaranteed Revenue
               6.25%, 7/1/09, (AMBAC)...........      284,907
PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
             PUERTO RICO-- CONTINUED
$1,500,000   Puerto Rico Commonwealth
               Public Improvement
               5.38%, 7/1/25....................  $ 1,479,645
                                                  -----------
                                                    6,321,352
                                                  -----------
             TOTAL LONG-TERM INVESTMENTS
               (COST $49,439,986)...............   51,009,026
                                                  -----------
MUTUAL FUND SHARES-- 1.2%
  SHARES
----------

   172,171   Dreyfus Municipal Money
               Market Fund......................      172,171
   472,266   Federated Municipal Cash Trust.....      472,266
                                                  -----------
             TOTAL MUTUAL FUND SHARES
               (COST $644,437)..................      644,437
                                                  -----------


             TOTAL INVESTMENTS--
               (COST $50,084,423).......   98.5%   51,653,463
             OTHER ASSETS AND
               LIABILITIES-- NET........    1.5       771,589
                                          -----   -----------
             NET ASSETS--...............  100.0%  $52,425,052
                                          -----   -----------
                                          -----   -----------

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
LEGEND OF PORTFOLIO ABBREVIATIONS:

AMBAC   Insured by American Municipal Bond Assurance Corporation
FGIC    Insured by Federal Guaranty Insurance Company
FSA     Insured by Financial Security Assurance Corporation
MBIA    Insured by Municipal Bond Investors Assurance Corporation
COP     Certificate of Participation

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       31

                                    EVERGREEN
                              NEW YORK TAX FREE FUND


(Evergreen New York
State icon appears here.)--------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1997
                                  (unaudited)

PRINCIPAL
  AMOUNT                                             VALUE

-------------------------------------------------------------
LONG-TERM INVESTMENTS-- 98.3%

             NEW YORK-- 90.0%
$  400,000   Albany County, New York,
               Public Improvements, Series B
               5.60%, 3/15/14, (FGIC)...........  $   414,308
   465,000   Buffalo, New York, General
               Obligation, Series E
               6.50%, 12/1/22...................      517,829
   770,000   Erie County, New York, Water
               Authority, Fourth Resolution,
               (effective yield 7.30%) (b)
               0.00%, 12/1/17, (AMBAC)..........      181,404
   550,000   Hempstead Town, New York,
               General Obligation, Series B
               5.63%, 2/1/15, (FGIC)............      568,651
   100,000   Islip, New York, Resources
               Recovery Agency, Electric
               Light and Power Improvements,
               Series B
               7.25%, 7/1/11, (AMBAC)...........      121,366
   400,000   Little Falls, New York, City
               School District, Series A
               5.13%, 6/15/14...................      399,244
 1,400,000   Metropolitan Transportation
               Authority, New York, Commuter
               Facilities, Series A
               6.13%, 7/1/14, (MBIA)............    1,553,426
   695,000   Nassau County, New York,
               Combined Sewer District, Series B
               6.00%, 5/1/14, (FGIC)............      759,427
   200,000   Nassau County, New York,
               General Improvement, Series T
               5.20%, 9/1/15....................      199,740
   600,000   New Rochelle, New York,
               General Obligation, Series B
               6.15%, 8/15/17...................      644,532
   100,000   New York City, New York,
               Industrial Development
               Agency, Japan Airlines
               6.00%, 11/1/15...................      105,947
PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
             NEW YORK-- CONTINUED
$1,705,000   New York City, New York,
               Municipal Water Finance
               Authority, Water and Sewer
               Systems Revenue, Series A
               7.00%, 6/15/15, (FGIC)...........  $ 1,877,591
   500,000   New York City, New York,
               General Obligation, Series M
               5.50%, 6/1/17....................      508,385
   250,000   New York City, New York,
               Unrefunded Balance, Series A
               7.75%, 8/15/15...................      278,937
             New York State Dormitory
               Authority Revenue:
   500,000   City University Systems
               7.00%, 7/1/09, (FGIC)............      596,705
   450,000   City University Systems,
               Series 2
               6.25%, 7/1/19, (MBIA)............      475,722
   250,000   State University Educational
               Facilities
               5.88%, 5/15/11, (AMBAC)..........      272,382
   250,000   New York State Environmental
               Facilities Revenue, Riverbank
               State Park
               5.50%, 4/1/16....................      252,020
   875,000   New York State Housing
               Finance Agency Revenue,
               Multi-family Mortgage, Series B
               6.25%, 8/15/14, (AMBAC) (c)......      925,225
             New York State Medical Care
               Facilities Finance Agency
               Revenue:
   250,000   Health Center Projects
               6.38%, 11/15/19..................      270,825
 1,000,000   Mental Health Services
               6.38%, 8/15/14, (FGIC)...........    1,097,530
             New York State Medical Care
               Facilities Finance Agency
               Revenue, New York Hospital:
   250,000   6.75%, 8/15/14.....................      280,155
   300,000   6.80%, 8/15/24.....................      337,101
   500,000   New York State Mortgage
               Agency Revenue, Homeowner
               Mortgage, Series 27
               6.90%, 4/1/15....................      544,530

                                  (CONTINUED)
                                       32

                                    EVERGREEN
                              NEW YORK TAX FREE FUND


                                                        (Evergreen New York
-------------------------------------------------State icon appears here.)

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               September 30, 1997
                                  (unaudited)

PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
             NEW YORK-- CONTINUED
$  400,000   New York State Thruway
               Authority, Highway and Bridge
               Trust Fund, Series A
               5.25%, 4/1/14....................  $   401,740
   700,000   New York State Thruway
               Authority, Service Contract,
               Local Highway and Bridge
               Revenue
               5.75%, 4/1/16....................      714,049
             New York State Urban
               Development Corporation,
               Correctional Capital
               Facilities Revenue:
   500,000   7.50%, 4/1/11......................      562,275
   500,000   (effective yield 5.63%) (b)
               0.00%, 1/1/10, (AMBAC)...........      267,965
             New York State Urban
               Development Corporation,
               Correctional Capital
               Facilities Revenue, Series A:
   600,000   6.50%, 1/1/09......................      670,398
 1,000,000   6.50%, 1/1/10, (FSA)...............    1,148,660
   500,000   New York State Urban
               Development Corporation,
               Higher Education Technology
               Grants
               6.00%, 4/1/10, (MBIA)............      538,370
   100,000   Niagara Falls, New York,
               Frontier Transportation
               Authority, Greater Buffalo
               International Airport
               6.13%, 4/1/14, (AMBAC)...........      105,879
             Niagara Falls, New York,
               Public Improvements:
   500,000   7.50%, 3/1/14, (MBIA)..............      638,830
   750,000   7.50%, 3/1/16, (MBIA)..............      963,360
   250,000   St. Lawrence County, New
               York, Industrial Development
               Civic Facilities Revenue, St.
               Lawrence University Project,
               Series A
               5.63%, 7/1/13, (MBIA)............      256,360
PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------

LONG-TERM INVESTMENTS-- CONTINUED
             NEW YORK-- CONTINUED
$1,000,000   Suffolk County, New York,
               Industrial Development
               Agency, Southwest Sewer
               Systems Revenue
               6.00%, 2/1/08, (FGIC)............  $ 1,103,210
   805,000   Triborough Bridge and Tunnel
               Authority, New York, General
               Purpose Revenue, Series X
               6.63%, 1/1/12....................      937,857
   300,000   Yonkers, New York, General
               Obligation, Series A
               5.00%, 9/1/14....................      291,927
                                                  -----------
                                                   21,783,862
                                                  -----------
             PUERTO RICO-- 8.3%
 1,000,000   Commonwealth of Puerto Rico,
               General Obligation
               7.00%, 7/1/10, (MBIA)............    1,203,190
   750,000   Commonwealth of Puerto Rico,
               Industrial Tourist
               Educational Authority, Group A
               6.25%, 7/1/24....................      808,725
                                                  -----------
                                                    2,011,915
                                                  -----------
             TOTAL LONG-TERM INVESTMENTS
               (COST $22,267,513)...............   23,795,777
                                                  -----------
SHORT-TERM MUNICIPAL SECURITIES-- 0.5%
  (COST $135,000)
             NEW YORK-- 0.5%
   135,000   New York City, New York,
               Municipal Water Finance
               Authority, Water and Sewer
               Systems Revenue, Series G
               3.80%, 6/15/22 (a)...............      135,000
                                                  -----------


             TOTAL INVESTMENTS--
               (COST $22,402,513).......   98.8%   23,930,777
             OTHER ASSETS AND
               LIABILITIES-- NET........    1.2       281,134
                                          -----   -----------
             NET ASSETS--...............  100.0%  $24,211,911
                                          -----   -----------
                                          -----   -----------

                                  (CONTINUED)
                                       33

                                    EVERGREEN
                              NEW YORK TAX FREE FUND


(Evergreen New York
State icon appears here.)--------------------------------------------

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               September 30, 1997
                                  (unaudited)
 (a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
 (c) At September 30, 1997, $75,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.
LEGEND OF PORTFOLIO ABBREVIATIONS:

AMBAC   Insured by American Municipal Bond Assurance Corporation
FGIC    Insured by Federal Guaranty Insurance Company
FSA     Insured by Financial Security Assurance Corporation
MBIA    Insured by Municipal Bond Investors Assurance Corporation

FUTURES CONTRACTS-- SHORT POSITIONS

                   NUMBER                                                      INITIAL CONTRACT         VALUE AT
 EXPIRATION     OF CONTRACTS                                                        AMOUNT         SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------
December '97          8        U.S Treasury Bond Index                             $900,244             $878,238
                UNREALIZED
 EXPIRATION    DEPRECIATION
-------------
December '97     ($22,006)

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       34

                                    EVERGREEN
                            PENNSYLVANIA TAX FREE FUND


                                                      (Evergreen Pennsylvania
-------------------------------------------------State icon appears here.)

                            SCHEDULE OF INVESTMENTS
                               September 30, 1997
                                  (unaudited)

PRINCIPAL
  AMOUNT                                             VALUE

-------------------------------------------------------------

LONG-TERM INVESTMENTS-- 98.0%
             PENNSYLVANIA-- 79.6%
$1,750,000   Allegheny County, Pennsylvania
               Airport Revenue, Greater
               Pittsburgh International Airport,
               Series B
               6.63%, 1/1/22....................  $ 1,880,760
   960,000   Allegheny County, Pennsylvania,
               Finance Authority, Single Family
               Mortgage, Series Y
               6.60%, 11/1/14...................    1,032,432
 2,000,000   Allegheny County, Pennsylvania,
               Industrial Development Authority,
               USX Corporation, Series A
               6.70%, 12/1/20...................    2,155,180
   250,000   Allegheny County, Pennsylvania,
               Sanitary Authority, Sewer Revenue
               5.38%, 12/1/24...................      247,375
   750,000   Allentown, Pennsylvania, Area
               Hospital Authority, Sacred Heart
               Hospital of Allentown
               6.75%, 11/15/14..................      798,668
 1,170,000   Beaver County, Pennsylvania,
               Industrial Development Authority,
               Pollution Control, Ohio Edison
               Co. Project, Series A
               7.75%, 9/1/24....................    1,239,463
 4,485,000   Cambria County, Pennsylvania,
               General Obligation, Series A
               6.63%, 8/15/12...................    4,948,300
 1,000,000   Central Bucks, Pennsylvania School
               District, Series A
               6.90%, 11/15/13..................    1,140,130
 2,000,000   Chester County, Pennsylvania Health
               and Education, Chester County
               Hospital
               5.88%, 7/1/16, (MBIA)............    2,070,680
   850,000   Delaware County, Pennsylvania,
               Industrial Development Authority,
               Pollution Control, Philadelphia
               Electric Co., Series A
               7.38%, 4/1/21....................      926,007
   500,000   Erie County, Pennsylvania,
               Industrial Development Authority,
               Enviromental Improvement,
               International Paper Co. Project,
               Series A
               7.63%, 11/1/18...................      579,920
   250,000   Harrisburg Authority, Pennsylvania,
               Pooled Bond Program, Series II
               5.63%, 9/15/17...................      253,580
PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------


LONG-TERM INVESTMENTS-- CONTINUED
             PENNSYLVANIA-- CONTINUED
$1,000,000   Hazleton, Pennsylvania, City
               Authority, Water Revenue
               5.10%, 4/1/13, (FGIC)............  $   994,500
             Lehigh County, Pennsylvania,
               General Purpose Authority:
 1,000,000   Good Shepherd Rehabilitation
               Hospital
               7.50%, 11/15/21..................    1,137,490
 1,250,000   Lehigh Valley Hospital, Series A
               7.00%, 7/1/16....................    1,485,537
 2,000,000   McKeesport, Pennsylvania, Area
               School District Capital
               Appreciation, Series B
               (effective yield 6.25%) (b)
               0.00%, 10/1/15...................      760,160
 1,000,000   McKeesport, Pennsylvania, Hospital
               Authority Revenue, McKeesport
               Hospital Project
               6.50%, 7/1/08....................    1,039,340
 1,305,000   Mon Valley, Pennsylvania, Sewage
               Revenue
               6.55%, 11/1/19, (MBIA)...........    1,429,145
   950,000   Montgomery County, Pennsylvania,
               Industrial Development, Pollution
               Control, Philadelphia Electric
               Co.
               7.60%, 4/1/21....................    1,025,202
             Pennsylvania Convention Center,
               Authority Revenue, Capital
               Appreciation:
               (effective yield 5.40%) (b)
 2,000,000   0.00%, 9/1/08......................    1,176,820
 1,000,000   Series A
               6.75%, 9/1/19....................    1,124,750
             Pennsylvania Housing Finance
               Agency, Single Family Mortgage:
   825,000   Series 33
               6.90%, 4/1/17....................      889,185
 2,000,000   Series 34A
               6.85%, 4/1/16....................    2,120,220
   750,000   Series 40
               6.80%, 10/1/15...................      807,465
 1,840,000   Series 50A
               6.00%, 10/1/13...................    1,933,509

                                  (CONTINUED)
                                       35

                                    EVERGREEN
                            PENNSYLVANIA TAX FREE FUND


(Evergreen Pennsylvania
State icon appears here.)--------------------------------------------


                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               September 30, 1997
                                  (unaudited)

PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------


LONG-TERM INVESTMENTS-- CONTINUED
             PENNSYLVANIA-- CONTINUED
$1,650,000   Pennsylvania Intragovernmental
               Cooperation Authority, Special
               Tax, Philadelphia Funding Program
               6.75%, 6/15/21, (FGIC) (d).......  $ 1,892,665
             Pennsylvania State Higher
               Educational Facilities Authority:
 2,000,000   Health Services Revenue, Allegheny
               Delaware Valley Obligation
               5.60%, 11/15/10..................    2,131,660
   355,000   Series O
               6.50%, 6/15/05...................      398,090
 1,600,000   Thomas Jefferson University,
               Series A
               6.63%, 8/15/09...................    1,759,680
             Pennsylvania State Industrial
               Development Authority:
 2,000,000   7.00%, 1/1/06......................    2,325,060
 1,000,000   7.00%, 7/1/06......................    1,170,630
   875,000   Series 1994
               6.00%, 1/1/12....................      932,960
   750,000   Pennsylvania State, General
               Obligation, Second Series
               5.00%, 11/15/12, (AMBAC).........      741,180
   250,000   Philadelphia, Pennsylvania, School
               District, Series B
               5.38%, 4/1/22....................      248,843
             Philadelphia, Pennsylvania,
               Hospital and Higher Educational
               Facilities Authority:
   500,000   Albert Einstein Medical Center
               7.63%, 4/1/11....................      528,775
   280,000   Community College, Series B
               6.50%, 5/1/07....................      317,915
   500,000   Temple University Hospital
               5.50%, 11/15/15..................      493,135
 1,000,000   Philadelphia, Pennsylvania,
               Industrial Development Authority,
               Industrial and Commercial
               Revenue, Girard Estate Coal
               Mining Project
               5.00%, 11/15/08..................    1,005,240
             Philadelphia, Pennsylvania, Water
               and Waste Revenue Water:
   400,000   5.00%, 6/15/16.....................      382,592
 4,000,000   6.25%, 8/1/12, (MBIA)..............    4,478,040
PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------


LONG-TERM INVESTMENTS-- CONTINUED
             PENNSYLVANIA-- CONTINUED
             Pittsburgh, Pennsylvania, General
               Obligation:
$1,000,000   6.25%, 9/1/16......................  $ 1,063,640
 1,500,000   Series D
               6.13%, 9/1/17....................    1,593,585
   700,000   Southeastern Pennsylvania
               Transportation Authority
               5.38%, 3/1/22....................      695,786
                                                  -----------
                                                   55,355,294
                                                  -----------
             PUERTO RICO-- 18.4%
             Commonwealth of Puerto Rico,
               Highway and Transportation
               Authority:
   325,000   7.75%, 7/1/10......................      362,450
 1,000,000   Series W
               5.50%, 7/1/13....................    1,058,320
   100,000   Series Y
               5.25%, 7/1/15....................      100,684
 3,250,000   Commonwealth of Puerto Rico,
               Industrial Tourist, Educational,
               Medical and Environmental Control
               Facilities
               6.25%, 7/1/24....................    3,504,475
 3,950,000   Commonwealth of Puerto Rico, Linked
               Bond Payment Obligation, Series D
               7.00%, 7/1/10, (MBIA) (c)........    4,752,600
 1,000,000   Commonwealth of Puerto Rico,
               Municipal Finance Agency,
               Series A
               6.00%, 7/1/11....................    1,109,860
 1,800,000   Commonwealth of Puerto Rico, Public
               Buildings Authority, Guaranteed
               Public Education and Health
               Facilities, Series M
               5.70%, 7/1/09....................    1,918,386
                                                  -----------
                                                   12,806,775
                                                  -----------
             TOTAL LONG-TERM INVESTMENTS
               (COST $64,260,548)...............   68,162,069
                                                  -----------

                                  (CONTINUED)
                                       36

                                    EVERGREEN
                            PENNSYLVANIA TAX FREE FUND


                                                      (Evergreen Pennsylvania
-------------------------------------------------State icon appears here.)

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               September 30, 1997
                                  (unaudited)

PRINCIPAL
  AMOUNT                                             VALUE
-------------------------------------------------------------


SHORT-TERM MUNICIPAL SECURITIES-- 0.7%
  (COST $465,000)
             PENNSYLVANIA-- 0.7%
$  465,000   Sayre County, Pennsylvania, Health
               Care Facilities Authority
               Revenue, Pennsylvania Capital
               Financing Project, Series K
               4.10%, 12/1/20, (AMBAC) (a)......  $   465,000
                                                  -----------

             TOTAL INVESTMENTS--
               (COST $64,725,548).......   98.7%   68,627,069
             OTHER ASSETS AND
               LIABILITIES-- NET........    1.3       919,103
                                          -----   -----------
             NET ASSETS--...............  100.0%  $69,546,172
                                          -----   -----------
                                          -----   -----------

(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(d) At September 30, 1997, $100,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.
LEGEND OF PORTFOLIO ABBREVIATIONS:

AMBAC   Insured by American Municipal Bond Assurance Corporation
FGIC    Insured by Federal Guaranty Insurance Company
MBIA    Insured by Municipal Bond Investors Assurance Corporation

FUTURES CONTRACTS-- SHORT POSITIONS

                    NUMBER                                     INITIAL CONTRACT          VALUE AT           UNREALIZED
 EXPIRATION      OF CONTRACTS                                       AMOUNT          SEPTEMBER 30, 1997     DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
December '97          13          U.S. Treasury Bond Index        $1,469,372            $1,440,088          ($  29,284)

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       37

                                    EVERGREEN
(Evergreen icon
appears here.)-----------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                               September 30, 1997
                                  (Unaudited)

------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at market value (identified cost-- $25,685,135, $10,588,733, $24,847,253, $50,084,423, $22,402,513 and
    $64,725,548, respectively)................................................................................................
  Cash........................................................................................................................
  Receivable for investments sold.............................................................................................
  Interest receivable.........................................................................................................
  Due from investment adviser.................................................................................................
  Receivable for daily variation margin on open futures contracts.............................................................
  Receivable for Fund shares sold.............................................................................................
  Prepaid expenses and other assets...........................................................................................
------------------------------------------------------------------------------------------------------------------------------
      Total assets............................................................................................................
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
  Payable for investments purchased...........................................................................................
  Payable for Fund shares redeemed............................................................................................
  Dividends payable...........................................................................................................
  Due to related parties......................................................................................................
  Distribution fee payable....................................................................................................
  Accrued expenses and other liabilities......................................................................................
------------------------------------------------------------------------------------------------------------------------------
      Total liabilities.......................................................................................................
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS....................................................................................................................
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY
  Paid-in capital.............................................................................................................
  Accumulated distributions in excess of net investment income................................................................
  Accumulated net realized gain (loss) on investments and futures contracts...................................................
  Net unrealized appreciation on investments and open futures contracts.......................................................
------------------------------------------------------------------------------------------------------------------------------
      Total net assets........................................................................................................
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
  Class A.....................................................................................................................
  Class B.....................................................................................................................
  Class C.....................................................................................................................
  Class Y.....................................................................................................................
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING
  Class A.....................................................................................................................
  Class B.....................................................................................................................
  Class C.....................................................................................................................
  Class Y.....................................................................................................................
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
  Class A.....................................................................................................................
------------------------------------------------------------------------------------------------------------------------------
  Class A-- Offering price (based on sales charge of 4.75%)...................................................................
------------------------------------------------------------------------------------------------------------------------------
  Class B.....................................................................................................................
------------------------------------------------------------------------------------------------------------------------------
  Class C.....................................................................................................................
------------------------------------------------------------------------------------------------------------------------------
  Class Y.....................................................................................................................
------------------------------------------------------------------------------------------------------------------------------

                                       38

                                    EVERGREEN
                                                      (Evergreen icon
----------------------------------------------------- appears here.)


(icon state     (icon state      (icon state        (icon state          (icon state       (icon state
of California)  of Massachuetts)  of Missouri)     of New Jersey)       of New York)    of Pennsylvania)


 CALIFORNIA       MASSACHUSETTS       MISSOURI         NEW JERSEY         NEW YORK        PENNSYLVANIA
    FUND              FUND              FUND              FUND              FUND              FUND
-------------------------------------------------------------------------------------------------------
 $26,688,031       $11,092,466       $26,332,780       $51,653,463       $23,930,777       $68,627,069
       4,650             1,508             1,647                 0             3,280             2,870
   1,022,494           705,471                 0                 0                 0                 0
     339,955           136,699           359,569           705,146           346,162         1,099,410
      11,306             5,163             2,174                 0                 0            12,134
       5,500             1,030             4,469                 0             2,750             4,469
         500               308               234           391,137               456            19,403
      14,918             4,382               660             3,126             1,201             2,620
-------------------------------------------------------------------------------------------------------
  28,087,354        11,947,027        26,701,533        52,752,872        24,284,626        69,767,975
-------------------------------------------------------------------------------------------------------
     974,367           693,968                 0                 0                 0                 0
     231,252                 0                 0           199,638             1,735            45,817
      51,277            14,510            52,411            91,076            33,199           113,274
      12,568             5,365            12,007             7,278            12,027            31,824
      12,927             3,237             8,235             8,985             6,560            15,849
       8,845            11,195            11,210            20,843            19,194            15,039
-------------------------------------------------------------------------------------------------------
   1,291,236           728,275            83,863           327,820            72,715           221,803
-------------------------------------------------------------------------------------------------------
 $26,796,118       $11,218,752       $26,617,670       $52,425,052       $24,211,911       $69,546,172
-------------------------------------------------------------------------------------------------------
 $25,904,458       $10,889,178       $25,234,798       $50,465,404       $22,643,645       $67,195,138
     (89,540)          (23,419)          (69,803)               (7)          (42,283)         (158,182)
      23,687          (143,928)              719           390,615           104,291        (1,363,021)
     957,513           496,921         1,451,956         1,569,040         1,506,258         3,872,237
-------------------------------------------------------------------------------------------------------
 $26,796,118       $11,218,752       $26,617,670       $52,425,052       $24,211,911       $69,546,172
-------------------------------------------------------------------------------------------------------
 $ 4,054,733       $ 2,125,880       $ 5,059,042       $31,588,952       $ 3,540,617       $24,451,098
  20,865,784         7,254,912        20,135,386        10,903,041        19,129,745        38,484,816
   1,875,601         1,837,960         1,423,242                 0         1,541,549         6,610,258
           0                 0                 0         9,933,059                 0                 0
-------------------------------------------------------------------------------------------------------
 $26,796,118       $11,218,752       $26,617,670       $52,425,052       $24,211,911       $69,546,172
-------------------------------------------------------------------------------------------------------
     413,369           221,338           502,700         2,859,028           351,746         2,112,393
   2,137,197           760,339         2,025,598           986,822         1,918,312         3,368,206
     192,400           192,765           143,230                 0           154,611           576,883
           0                 0                 0           899,053                 0                 0
-------------------------------------------------------------------------------------------------------
 $      9.81       $      9.60       $     10.06       $     11.05       $     10.07       $     11.58
-------------------------------------------------------------------------------------------------------
 $     10.30       $     10.08       $     10.56       $     11.60       $     10.57       $     12.16
-------------------------------------------------------------------------------------------------------
 $      9.76       $      9.54       $      9.94       $     11.05       $      9.97       $     11.43
-------------------------------------------------------------------------------------------------------
 $      9.75       $      9.53       $      9.94                --       $      9.97       $     11.46
-------------------------------------------------------------------------------------------------------
          --                --                --       $     11.05                --                --
-------------------------------------------------------------------------------------------------------

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       39

                                    EVERGREEN
(Evergreen icon
appears here.)------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                      Six Months Ended September 30, 1997
                                  (Unaudited)

------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest....................................................................................................................
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  Management fee..............................................................................................................
  Distribution Plan expenses..................................................................................................
  Transfer agent fees.........................................................................................................
  Custodian fees..............................................................................................................
  Administrative services fees................................................................................................
  Professional fees...........................................................................................................
  Trustees' fees and expenses.................................................................................................
  Printing....................................................................................................................
  Other.......................................................................................................................
  Fee waivers and/or expense reimbursements...................................................................................
------------------------------------------------------------------------------------------------------------------------------
    Total expenses............................................................................................................
  Less: Indirectly paid expenses..............................................................................................
------------------------------------------------------------------------------------------------------------------------------
    Net expenses..............................................................................................................
------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME.......................................................................................................
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
  CLOSED FUTURES CONTRACTS
  Net realized gain (loss) on:
    Investments...............................................................................................................
    Closed futures contracts..................................................................................................
------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on investments and closed futures contracts...............................................................
  Net change in unrealized appreciation (depreciation) on
    investments and futures contracts.........................................................................................
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
    futures contracts.........................................................................................................
------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING OPERATIONS.............................................................................
------------------------------------------------------------------------------------------------------------------------------

                                       40

                                    EVERGREEN


                                                      (Evergreen icon
----------------------------------------------------- appears here.)



(icon state     (icon state      (icon state        (icon state          (icon state       (icon state
of California)  of Massachuetts)  of Missouri)     of New Jersey)       of New York)    of Pennsylvania)





 CALIFORNIA       MASSACHUSETTS       MISSOURI         NEW JERSEY         NEW YORK        PENNSYLVANIA
    FUND              FUND              FUND              FUND              FUND              FUND

-------------------------------------------------------------------------------------------------------
 $   768,690        $ 328,323        $   699,045       $ 1,359,706       $   695,774       $ 2,002,044
-------------------------------------------------------------------------------------------------------
      76,819           32,571             66,952           127,108            67,748           187,256
     109,637           45,222             98,492            87,052            97,349           221,083
      12,586            6,311             14,733            19,430            12,495            42,596
       4,849            2,078              3,187            10,049             4,558            13,102
         960              560              5,104             9,019               964             7,180
      11,434           13,405              7,992            13,483            10,175            14,890
       1,004              397                857             2,837               882             2,134
      14,448           10,000             11,840            20,211            14,000            14,675
       4,136            4,990              7,698            12,963             3,155             3,544
     (41,746)         (34,483)           (44,329)         (136,131)          (39,397)          (74,111)
-------------------------------------------------------------------------------------------------------
     194,127           81,051            172,526           166,021           171,929           432,349
        (686)            (269)              (983)             (404)             (673)           (1,603)
-------------------------------------------------------------------------------------------------------
     193,441           80,782            171,543           165,617           171,256           430,746
-------------------------------------------------------------------------------------------------------
     575,249          247,541            527,502         1,194,089           524,518         1,571,298
-------------------------------------------------------------------------------------------------------
     177,533          183,859            147,716           605,219           265,212           749,563
     (66,835)         (15,060)           (27,879)                0            (1,702)          (73,520)
-------------------------------------------------------------------------------------------------------
     110,698          168,799            119,837           605,219           263,510           676,043
     953,744          296,469            902,495           829,661           778,467         1,966,578
-------------------------------------------------------------------------------------------------------
   1,064,442          465,268          1,022,332         1,434,880         1,041,977         2,642,621
-------------------------------------------------------------------------------------------------------
 $ 1,639,691        $ 712,809        $ 1,549,834       $ 2,628,969       $ 1,566,495       $ 4,213,919
-------------------------------------------------------------------------------------------------------

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       41

                                    EVERGREEN

(Evergreen icon
appears here.)--------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                      Six Months Ended September 30, 1997
                                  (Unaudited)

------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment income.......................................................................................................
  Net realized gain on investments and closed futures contracts...............................................................
  Net change in unrealized appreciation (depreciation) on investments and futures contracts...................................
------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations......................................................................
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A...................................................................................................................
    Class B...................................................................................................................
    Class C...................................................................................................................
    Class Y...................................................................................................................
------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders.......................................................................................
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold...................................................................................................
  Proceeds from reinvestment of distributions.................................................................................
  Payment for shares redeemed.................................................................................................
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from capital share transactions.............................................
------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets...................................................................................
NET ASSETS
  Beginning of period.........................................................................................................
------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD...............................................................................................................
------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income..................................................................
------------------------------------------------------------------------------------------------------------------------------

                                       42

                                    EVERGREEN



                                                      (Evergreen icon
----------------------------------------------------- appears here.)



(icon state     (icon state      (icon state        (icon state          (icon state       (icon state
of California)  of Massachuetts)  of Missouri)     of New Jersey)       of New York)    of Pennsylvania)



 CALIFORNIA       MASSACHUSETTS       MISSOURI         NEW JERSEY         NEW YORK        PENNSYLVANIA
    FUND              FUND              FUND              FUND              FUND              FUND
-------------------------------------------------------------------------------------------------------
 $   575,249       $   247,541       $   527,502       $ 1,194,089       $   524,518       $ 1,571,298
     110,698           168,799           119,837           605,219           263,510           676,043
     953,744           296,469           902,495           829,661           778,467         1,966,578
-------------------------------------------------------------------------------------------------------
   1,639,691           712,809         1,549,834         2,628,969         1,566,495         4,213,919
-------------------------------------------------------------------------------------------------------
     (99,469)          (48,806)          (71,228)         (776,473)          (84,400)         (599,194)
    (423,893)         (151,489)         (411,896)         (187,950)         (384,934)         (774,547)
     (37,002)          (37,465)          (26,251)                0           (32,541)         (137,226)
           0                 0                 0          (239,198)                0                 0
-------------------------------------------------------------------------------------------------------
    (560,364)         (237,760)         (509,375)       (1,203,621)         (501,875)       (1,510,967)
-------------------------------------------------------------------------------------------------------
   1,036,760           673,394         5,649,409         5,657,204         1,260,719         3,458,583
     286,712           164,680           279,315           619,042           360,727           980,224
  (3,441,462)       (2,026,774)       (4,411,953)       (3,993,651)       (3,102,275)       (6,175,665)
-------------------------------------------------------------------------------------------------------
  (2,117,990)       (1,188,700)        1,516,771         2,282,595        (1,480,829)       (1,736,859)
-------------------------------------------------------------------------------------------------------
  (1,038,663)         (713,651)        2,557,230         3,707,943          (416,209)          966,093
  27,834,781        11,932,403        24,060,440        48,717,109        24,628,120        68,580,079
-------------------------------------------------------------------------------------------------------
 $26,796,118       $11,218,752       $26,617,670       $52,425,052       $24,211,911       $69,546,172
-------------------------------------------------------------------------------------------------------
 $   (89,540)      $   (23,419)      $   (69,803)      $        (7)      $   (42,283)      $  (158,182)
-------------------------------------------------------------------------------------------------------

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       43

                                    EVERGREEN
(Evergreen icon
appears here.)-----------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                           Year Ended March 31, 1997

------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment income.......................................................................................................
  Net realized gain (loss) on investments and closed futures contracts........................................................
  Net change in unrealized appreciation (depreciation) on investments.........................................................
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations...........................................................
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A...................................................................................................................
    Class B...................................................................................................................
    Class C...................................................................................................................
    Class Y...................................................................................................................
  In excess of net investment income
    Class A...................................................................................................................
    Class B...................................................................................................................
    Class C...................................................................................................................
------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders.......................................................................................
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold...................................................................................................
  Proceeds from reinvestment of distributions.................................................................................
  Payment for shares redeemed.................................................................................................
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from capital share transactions.............................................
------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets...................................................................................
NET ASSETS
  Beginning of period.........................................................................................................
------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD...............................................................................................................
------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (accumulated distributions in excess of net investment income)............................
------------------------------------------------------------------------------------------------------------------------------

 * Four months ended March 31, 1997. During the period, the California Fund and the Missouri Fund changed their fiscal year end from November 30 to March 31.
** Seven months ended March 31, 1997. During the period, the New Jersey Fund changed its fiscal year end from August 31 to March 31.
                                       44

                                    EVERGREEN


                                                      (Evergreen icon
----------------------------------------------------- appears here.)



(icon state     (icon state      (icon state        (icon state          (icon state       (icon state
of California)  of Massachuetts)  of Missouri)     of New Jersey)       of New York)    of Pennsylvania)


 CALIFORNIA       MASSACHUSETTS       MISSOURI         NEW JERSEY         NEW YORK        PENNSYLVANIA
    FUND*             FUND              FUND*            FUND**             FUND              FUND
-------------------------------------------------------------------------------------------------------
 $   401,538       $   530,147       $   370,919       $ 1,334,734       $ 1,078,808       $ 3,503,269
      86,025          (193,010)          178,889           186,579           (61,528)          292,860
    (917,121)          153,528          (736,014)         (302,716)           15,124          (321,053)
-------------------------------------------------------------------------------------------------------
    (429,558)          490,665          (186,206)        1,218,597         1,032,404         3,475,076
-------------------------------------------------------------------------------------------------------
     (72,534)          (99,998)          (43,242)         (951,954)         (194,146)       (1,419,449)
    (305,849)         (333,403)         (308,467)         (106,102)         (790,549)       (1,723,506)
     (22,898)          (96,745)          (18,770)                0           (94,113)         (359,246)
           0                 0                 0          (282,668)                0                 0
      (6,198)           (5,743)           (1,048)                0            (5,112)                0
     (26,136)          (19,147)           (7,475)                0           (20,815)                0
      (1,957)           (5,556)             (455)                0            (2,478)                0
-------------------------------------------------------------------------------------------------------
    (435,572)         (560,592)         (379,457)       (1,340,724)       (1,107,213)       (3,502,201)
-------------------------------------------------------------------------------------------------------
   2,275,677         1,800,934         1,090,088         7,756,737         5,762,104         8,865,701
     180,206           326,680           187,633           667,765           686,200         1,992,715
  (2,755,667)       (1,488,605)       (2,572,965)       (3,747,637)       (5,139,895)      (18,355,282)
-------------------------------------------------------------------------------------------------------
    (299,784)          639,009        (1,295,244)        4,676,865         1,308,409        (7,496,866)
-------------------------------------------------------------------------------------------------------
  (1,164,914)          569,082        (1,860,907)        4,554,738         1,233,600        (7,523,991)
  28,999,695        11,363,321        25,921,347        44,162,371        23,394,520        76,104,070
-------------------------------------------------------------------------------------------------------
 $27,834,781       $11,932,403       $24,060,440       $48,717,109       $24,628,120       $68,580,079
-------------------------------------------------------------------------------------------------------
 $  (104,425)      $   (33,200)      $   (87,930)      $     9,525       $   (64,926)      $  (218,513)
-------------------------------------------------------------------------------------------------------

                   SEE COMBINED NOTES TO FINANCIAL STATEMENTS
                                       45

                                    EVERGREEN

(Evergreen icon
appears here.)------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                           For the Periods Indicated

                                                                            (icon state     (icon state             (icon state
                                                                            of California)  of Massachuetts)       of New Jersey)
                                                                             CALIFORNIA           MISSOURI          NEW JERSEY
                                                                                FUND*               FUND*             FUND**
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment income...............................................       $ 1,311,162         $ 1,144,334        $1,079,916
  Net realized gain on investments and closed futures contracts.......           250,535             408,522                56
  Net change in unrealized appreciation (depreciation) on
    investments.......................................................          (615,669)           (559,081)         (955,855 )
-------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations..............           946,028             993,775           124,117
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A...........................................................          (235,059)           (180,167)         (862,288 )
    Class B...........................................................        (1,007,294)           (901,652)          (32,289 )
    Class C...........................................................           (68,809)            (62,515)                0
    Class Y...........................................................                 0                   0          (185,339 )
  In excess of net investment income
    Class A...........................................................           (10,964)             (7,679)                0
    Class B...........................................................           (46,983)            (38,432)                0
    Class C...........................................................            (3,209)             (2,665)                0
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders...............................        (1,372,318)         (1,193,110)       (1,079,916 )
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold...........................................         7,461,155           4,860,517        13,167,830
  Proceeds from reinvestment of distributions.........................           527,147             610,269           522,912
  Payment for shares redeemed.........................................        (7,394,896)         (7,217,824)       (10,539,031)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from capital share
    transactions......................................................           593,406          (1,747,038)        3,151,711
-------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets...........................           167,116          (1,946,373)        2,195,912
NET ASSETS
  Beginning of period.................................................        28,832,579          27,867,720        41,966,459
-------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD.......................................................       $28,999,695         $25,921,347        $44,162,371
-------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (accumulated distributions in excess of
  net investment income)..............................................       $   (84,575)        $   (78,953)       $   15,515
-------------------------------------------------------------------------------------------------------------------------------

 * Year ended November 30, 1996.
** Six months ended August 31, 1996. The Fund changed its fiscal year end from
   February 29 to August 31.
                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.
                                       46

                                    EVERGREEN


                                                    (Evergreen icon
-----------------------------------------------------appears here.)


               COMBINED NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES
The Evergreen State Tax Free Funds are separate series of Keystone State Tax Free Fund, Keystone State Tax Free Fund-- Series II and Evergreen Tax Free Trust all of which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end investment companies. Evergreen Massachusetts Tax Free Fund (formerly Keystone Massachusetts Tax Free Fund) ("Massachusetts Fund"), Evergreen New York Tax Free Fund (formerly Keystone New York Tax Free Fund) ("New York Fund") and Evergreen Pennsylvania Tax Free Fund (formerly Keystone Pennsylvania Tax Free Fund) ("Pennsylvania Fund") are separate series of Keystone State Tax Free Fund; Evergreen California Tax Free Fund (formerly Keystone California Tax Free Fund) ("California Fund") and Evergreen Missouri Tax Free Fund (formerly Keystone Missouri Tax Free Fund) ("Missouri Fund") are separate series of Keystone State Tax Free Fund-- Series II and Evergreen New Jersey Tax Free Income Fund ("New Jersey Fund") is a separate series of Evergreen Tax Free Trust, (collectively known as the "Funds").
The Funds offer Class A, Class B, Class C or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. For each Fund, except the New Jersey Fund, Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.
A. VALUATION OF SECURITIES
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.
Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Short-term securities with greater than 60 days to maturity are valued at market value.
B. FUTURES CONTRACTS
In order to gain exposure to or protect against changes in security values, each Fund except the New Jersey Fund, may buy and sell futures contracts.
The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.
Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.
C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
D. FEDERAL INCOME TAXES
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.
E. DISTRIBUTIONS
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.
Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market discount on securities.
                                       47

                                    EVERGREEN


(Evergreen icon
appears here.)------------------------------------------------


         COMBINED NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
F. ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.
2. CAPITAL SHARE TRANSACTIONS
Each Fund, except the New Jersey Fund, has an unlimited number of shares of beneficial interest with no par value authorized. The New Jersey Fund has an unlimited number of shares of beneficial interest with a par value of $0.0001 authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C or Class Y. Transactions in shares of the Funds were as follows:

                                                              SIX MONTHS ENDED        FOUR MONTHS ENDED            YEAR ENDED
                                                             SEPTEMBER 30, 1997         MARCH 31, 1997         NOVEMBER 30, 1996
                                                           ----------------------   ----------------------   ----------------------
CALIFORNIA FUND                                             SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold.............................................     18,096   $   174,976     44,393   $   425,634    140,002   $ 1,349,960
Shares issued in reinvestment of distributions..........      4,044        39,613      2,798        26,973      8,643        83,004
Shares redeemed.........................................    (52,821)     (516,668)   (92,045)     (882,895)  (121,799)   (1,165,388)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease).................................    (30,681)  $  (302,079)   (44,854)  $  (430,288)    26,846   $   267,576
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold.............................................     71,098   $   680,908    141,390   $ 1,345,990    597,313   $ 5,739,529
Shares issued in reinvestment of distributions..........     23,989       231,083     14,653       140,579     42,516       406,441
Shares redeemed.........................................   (277,449)   (2,685,681)  (181,037)   (1,731,633)  (612,458)   (5,834,556)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease).................................   (182,362)  $(1,773,690)   (24,994)  $  (245,064)    27,371   $   311,414
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold.............................................     18,489   $   180,876     53,270   $   504,053     38,530   $   371,666
Shares issued in reinvestment of distributions..........      1,673        16,016      1,321        12,654      3,949        37,702
Shares redeemed.........................................    (24,805)     (239,113)   (14,740)     (141,139)   (41,822)     (394,952)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease).................................     (4,643)  $   (42,221)    39,851   $   375,568        657   $    14,416
-----------------------------------------------------------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED            YEAR ENDED
                                                             SEPTEMBER 30, 1997         MARCH 31, 1997
                                                           ----------------------   ----------------------
MASSACHUSETTS FUND                                          SHARES      AMOUNT       SHARES      AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A
Shares sold.............................................     14,230   $   134,689     90,822   $   839,815
Shares issued in reinvestment of distributions..........      3,219        29,732      5,823        53,822
Shares redeemed.........................................    (19,686)     (186,641)   (65,408)     (609,383)
----------------------------------------------------------------------------------------------------------
Net increase (decrease).................................     (2,237)  $   (22,220)    31,237   $   284,254
----------------------------------------------------------------------------------------------------------
CLASS B
Shares sold.............................................     55,510   $   521,704    100,024   $   918,193
Shares issued in reinvestment of distributions..........     11,620       108,512     23,389       214,508
Shares redeemed.........................................   (158,138)   (1,493,354)   (60,790)     (556,450)
----------------------------------------------------------------------------------------------------------
Net increase (decrease).................................    (91,008)  $  (863,138)    62,623   $   576,251
----------------------------------------------------------------------------------------------------------
CLASS C
Shares sold.............................................      1,843   $    17,001      4,630   $    42,926
Shares issued in reinvestment of distributions..........      2,821        26,436      6,372        58,350
Shares redeemed.........................................    (37,444)     (346,779)   (35,362)     (322,772)
----------------------------------------------------------------------------------------------------------
Net decrease............................................    (32,780)  $  (303,342)   (24,360)  $  (221,496)
----------------------------------------------------------------------------------------------------------

                                       48

                                    EVERGREEN


                                                    (Evergreen icon
-----------------------------------------------------appears here.)


         COMBINED NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                              SIX MONTHS ENDED        FOUR MONTHS ENDED            YEAR ENDED
                                                             SEPTEMBER 30, 1997         MARCH 31, 1997         NOVEMBER 30, 1996
                                                           ----------------------   ----------------------   ----------------------
MISSOURI FUND                                               SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold.............................................    245,837   $ 2,461,084     30,205   $   296,198    156,363   $ 1,540,859
Shares issued in reinvestment of distributions..........      3,911        38,671      2,110        20,672     12,216       119,315
Shares redeemed.........................................    (19,472)     (195,809)   (24,613)     (240,124)  (392,880)   (3,827,386)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease).................................    230,276   $ 2,303,946      7,702   $    76,746   (224,301)  $(2,167,212)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold.............................................    296,524   $ 2,928,334     78,288   $   754,590    330,193   $ 3,156,266
Shares issued in reinvestment of distributions..........     22,786       222,214     15,900       153,879     46,792       448,603
Shares redeemed.........................................   (407,073)   (4,000,283)  (231,593)   (2,229,437)  (292,558)   (2,803,559)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease).................................    (87,763)  $  (849,735)  (137,405)  $(1,320,968)    84,427   $   801,310
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold.............................................     26,165   $   259,991      4,028   $    39,300     17,038   $   163,392
Shares issued in reinvestment of distributions..........      1,894        18,430      1,352        13,082      4,411        42,351
Shares redeemed.........................................    (21,987)     (215,861)   (10,736)     (103,404)   (61,550)     (586,879)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease).................................      6,072   $    62,560     (5,356)  $   (51,022)   (40,101)  $  (381,136)
-----------------------------------------------------------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED        SEVEN MONTHS ENDED        SIX MONTHS ENDED
                                                             SEPTEMBER 30, 1997         MARCH 31, 1997          AUGUST 31, 1996
                                                           ----------------------   ----------------------   ----------------------
NEW JERSEY FUND                                             SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold.............................................    158,305   $ 1,734,023    152,942   $ 1,664,228    124,249   $ 1,339,667
Shares issued in reinvestment of distributions..........     40,808       446,780     50,115       545,271     42,586       457,685
Shares redeemed.........................................   (266,569)   (2,913,886)  (287,177)   (3,122,729)  (949,514)  (10,244,991)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease............................................    (67,456)  $  (733,083)   (84,120)  $  (913,230)  (782,679)  $(8,447,639)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold.............................................    267,038   $ 2,908,587    488,639   $ 5,322,261    234,035   $ 2,509,436
Shares issued in reinvestment of distributions..........     12,777       139,999      7,360        79,993      2,267        24,017
Shares redeemed.........................................    (23,508)     (255,828)   (17,415)     (190,302)    (1,238)      (13,260)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase............................................    256,307   $ 2,792,758    478,584   $ 5,211,952    235,064   $ 2,520,193
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares sold.............................................     92,559   $ 1,014,594     70,718   $   770,248    864,470   $ 9,318,727
Shares issued in reinvestment of distributions..........      2,944        32,263      3,909        42,501      3,838        41,210
Shares redeemed.........................................    (74,966)     (823,937)   (40,043)     (434,606)   (26,045)     (280,780)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase............................................     20,537   $   222,920     34,584   $   378,143    842,263   $ 9,079,157
-----------------------------------------------------------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED            YEAR ENDED
                                                             SEPTEMBER 30, 1997         MARCH 31, 1997
                                                           ----------------------   ----------------------
NEW YORK FUND                                               SHARES      AMOUNT       SHARES      AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A
Shares sold.............................................     30,888   $   307,705     66,697   $   643,405
Shares issued in reinvestment of distributions..........      5,781        57,507     11,528       111,722
Shares redeemed.........................................    (68,087)     (670,809)  (103,151)     (998,464)
----------------------------------------------------------------------------------------------------------
Net decrease............................................    (31,418)  $  (305,597)   (24,926)  $  (243,337)
----------------------------------------------------------------------------------------------------------
CLASS B
Shares sold.............................................     90,515   $   881,196    514,292   $ 4,923,516
Shares issued in reinvestment of distributions..........     28,245       275,436     52,129       500,919
Shares redeemed.........................................   (196,872)   (1,931,143)  (359,121)   (3,452,277)
----------------------------------------------------------------------------------------------------------
Net increase (decrease).................................    (78,112)  $  (774,511)   207,300   $ 1,972,158
----------------------------------------------------------------------------------------------------------
CLASS C
Shares sold.............................................      7,350   $    71,818     20,357   $   195,183
Shares issued in reinvestment of distributions..........      2,839        27,784      7,661        73,559
Shares redeemed.........................................    (51,558)     (500,323)   (71,587)     (689,154)
----------------------------------------------------------------------------------------------------------
Net decrease............................................    (41,369)  $  (400,721)   (43,569)  $  (420,412)
----------------------------------------------------------------------------------------------------------

                                       49

                                    EVERGREEN


(Evergreen icon
appears here.)------------------------------------------------


         COMBINED NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                              SIX MONTHS ENDED            YEAR ENDED
                                                             SEPTEMBER 30, 1997         MARCH 31, 1997
                                                           ----------------------   ----------------------
PENNSYLVANIA FUND                                           SHARES      AMOUNT       SHARES      AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A
Shares sold.............................................     78,482   $   881,849    185,067   $ 2,073,195
Shares issued in reinvestment of distributions..........     29,917       338,435     65,422       730,217
Shares redeemed                                            (198,809)   (2,268,195)  (622,861)   (6,962,533)
----------------------------------------------------------------------------------------------------------
Net decrease............................................    (90,410)  $(1,047,911)  (372,372)  $(4,159,121)
----------------------------------------------------------------------------------------------------------
CLASS B
Shares sold.............................................    226,390   $ 2,533,048    542,771   $ 5,968,801
Shares issued in reinvestment of distributions..........     47,837       537,379     91,329     1,006,535
Shares redeemed.........................................   (291,371)   (3,277,856)  (677,087)   (7,472,808)
----------------------------------------------------------------------------------------------------------
Net decrease............................................    (17,144)  $  (207,429)   (42,987)  $  (497,472)
----------------------------------------------------------------------------------------------------------
CLASS C
Shares sold.............................................      3,884   $    43,686     75,398   $   823,705
Shares issued in reinvestment of distributions..........      9,315       104,410     23,192       255,963
Shares redeemed.........................................    (55,861)     (629,615)  (356,046)   (3,919,941)
----------------------------------------------------------------------------------------------------------
Net decrease............................................    (42,662)  $  (481,519)  (257,456)  $(2,840,273)
----------------------------------------------------------------------------------------------------------

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended September 30, 1997:

                                                                               COST OF       PROCEEDS
                                                                              PURCHASES     FROM SALES
-------------------------------------------------------------------------------------------------------
California Fund...........................................................   $14,272,193    $16,667,396
Massachusetts Fund........................................................     6,589,073      7,704,454
Missouri Fund.............................................................     7,061,925      5,795,868
New Jersey Fund...........................................................    19,839,077     17,349,279
New York Fund.............................................................     5,603,107      7,054,075
Pennsylvania Fund.........................................................     9,759,258     11,442,299

As of March 31, 1997, the Funds had capital loss carryovers for federal income tax purposes as follows:

                                                        CAPITAL                               EXPIRATION
                                                          LOSS       ------------------------------------------------------------
                                                       CARRYOVER         2002            2003            2004            2005
---------------------------------------------------------------------------------------------------------------------------------
California Fund.....................................   $   87,000     $   87,000             --              --              --
Massachusetts Fund..................................      310,000        117,000             --              --        $193,000
Missouri Fund.......................................      106,000             --       $106,000              --              --
New Jersey Fund.....................................      215,000             --         80,000        $135,000              --
New York Fund.......................................      139,000          1,000         70,000              --          68,000
Pennsylvania Fund...................................    2,039,000      1,248,000        791,000              --              --

4. DISTRIBUTION PLANS
Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Funds.
Each Fund has adopted Distribution Plans for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by shareholders through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net assets of the respective class. Class B and Class C also presently pay distribution fees equal to 0.75% of the average daily net assets of the respective class. Distribution Plan expenses are calculated daily and paid monthly.
With respect to Class B and Class C shares of the California, Massachusetts, Missouri, New York and Pennsylvania Funds, the principal underwriter may pay 12b-1 fees greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.
                                       50

                                    EVERGREEN


                                                    (Evergreen icon
-----------------------------------------------------appears here.)


         COMBINED NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
During the six months ended September 30, 1997, amounts paid or accrued to EKD pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                                                                                                     DISTRIBUTION
                                                                                     DISTRIBUTION FEES ACCRUED       FEES WAIVED
                                                                                   ------------------------------    ------------
                                                                                   CLASS A    CLASS B     CLASS C      CLASS A
---------------------------------------------------------------------------------------------------------------------------------
California Fund.................................................................   $ 3,213    $ 97,868    $ 8,556            --
Massachusetts Fund..............................................................     1,458      35,183      8,581            --
Missouri Fund...................................................................     2,259      90,463      5,770            --
New Jersey Fund.................................................................    39,696      47,356        N/A      $ 25,406
New York Fund...................................................................     2,644      87,363      7,342            --
Pennsylvania Fund...............................................................    18,535     172,095     30,453            --

Each of the Distribution Plans for each Fund may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, except for the New Jersey Fund, and subject to the discretion of the Independent Trustees payments to EKD may continue as compensation for services which had been provided while the Distribution Plan was in effect.
EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Funds. EKD intends to seek full payment of such distribution costs from each Fund, except the New Jersey Fund, at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.
Contingent deferred sales charges paid by redeeming shareholders are paid to EKD or its predecessor.
5. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS
Keystone Investment Management Company ("Keystone"), a subsidiary of First Union, is the investment adviser for the California Fund, the Massachusetts Fund, the Missouri Fund, the New York Fund and the Pennsylvania Fund. In return for providing investment management and administrative services, the Funds pay Keystone a management fee that is calculated daily and paid monthly. The management fee is calculated by applying percentage rates, which start at 0.55% and decline to 0.25% per annum as net assets increase, to the average daily net asset value of each Fund. First Union serves as the investment adviser to the New Jersey Fund and is paid a management fee that is computed and paid monthly. The fee is calculated by applying percentage rates, which start at 0.50% and decline to 0.35% per annum as net assets increase, to the average daily net asset value of the New Jersey Fund.
For the California Fund, the Massachusetts Fund, the Missouri Fund, the New York Fund and the Pennsylvania Fund, Keystone has voluntarily limited the expenses of Class A shares, excluding service fees, to 0.60% of their average daily net assets and has limited the expenses of Class B and C , excluding service fees, to 1.35% of the average daily net assets of each respective class. For the six months ended September 30, 1997, Keystone or First Union waived its fee and/ or reimbursed the Funds as follows:

                                                                                  FEES       EXPENSES
                                                                                 WAIVED     REIMBURSED
------------------------------------------------------------------------------------------------------
California Fund..............................................................   $ 41,746          --
Massachusetts Fund...........................................................     32,571      $1,912
Missouri Fund................................................................     44,329          --
New Jersey Fund..............................................................    110,725          --
New York Fund................................................................     39,397          --
Pennsylvania Fund............................................................     74,111          --

For each of the Funds, Evergreen Keystone Investment Services, Inc. ("EKIS"), a subsidiary of First Union, is the administrator. Effective January 1, 1997, BISYS became the sub-administrator for each Fund
The administrator and sub-administrator are entitled to an annual fee based on the average daily net assets of the funds administered by EKIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee for each Fund is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administration fee for the New Jersey Fund is calculated by applying percentage rates, which start at 0.01% and decline to .004% as net assets increase, to the average daily net asset value of the Fund.
For the California, Massachusetts, Missouri, New York and Pennsylvania Funds, the sub-administration fee is paid by the investment manager and is not a fund expense.
                                       51

                                    EVERGREEN



(Evergreen icon
appears here.)------------------------------------------------

         COMBINED NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) During the six months ended September 30, 1997, the Funds paid or accrued to EKIS the following amounts for certain administrative services:

California Fund..............................................................................   $  960
Massachusetts Fund...........................................................................      560
Missouri Fund................................................................................    5,104
New Jersey Fund..............................................................................    7,388
New York Fund................................................................................      964
Pennsylvania Fund............................................................................    7,180

Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for each Fund. Prior to May 5, 1997, State Street Bank and Trust Company ("State Street") served as the transfer and dividend disbursing agent for the New Jersey Fund. As of September 30, 1997, the New Jersey Fund accrued or paid to EKSC $14,408 for these services.
Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. BYSIS as sub-administrator provides the officers of the Funds.
6. EXPENSE OFFSET ARRANGEMENT
The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.
7. DEFERRED TRUSTEES' FEES
Each Independent Trustee of the New Jersey Fund may defer any or all compensation related to performance of duties as a Trustee. Each Trustee's deferred balances are allocated to deferral accounts which are included in the accrued expenses for the New Jersey Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Keystone Funds. Any gains earned or losses incurred in the deferral accounts are reported in the New Jersey Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of September 30, 1997, the value of the Trustees deferral account for New Jersey Fund was $5,652.
8. FINANCING AGREEMENT
On October 31, 1996, a financing agreement among all of the Evergreen Funds and State Street, Societe Generale and ABN Amro Bank N.V. (collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly among the Banks. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. State Street acts as agent for the Banks, and as agent is entitled to a fee of $15,000 which is allocated to all of the Evergreen Funds. During the six months ended September 30, 1997, the New Jersey Fund had no borrowings under this agreement.
9. CONCENTRATION OF CREDIT RISK
The Funds invest a substantial portion of their assets in issuers located in a single state, therefore, they may be more affected by economic and political developments in a specific state or region than would be a comparable general tax-exempt mutual fund.
                                       52